UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 29, 2016

ADGF-QTLY-0416
1.797922.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	211,306	$6,948
Hotels, Restaurants & Leisure - 1.7%
Las Vegas Sands Corp.	80,400	3,882
McDonald's Corp.	29,100	3,410
Wyndham Worldwide Corp.	116,852	8,511
		15,803
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	33,900	1,671
Media - 1.8%
Altice NV Class A (a)	195,300	2,815
Comcast Corp. Class A	242,425	13,995
		16,810
Multiline Retail - 2.7%
Dillard's, Inc. Class A	99,600	8,336
Target Corp.	216,500	16,984
		25,320
Specialty Retail - 2.0%
AutoZone, Inc. (a)	10,300	7,978
Foot Locker, Inc.	176,391	11,024
Kingfisher PLC	4,010	19
		19,021
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	73,600	4,792

TOTAL CONSUMER DISCRETIONARY		90,365

CONSUMER STAPLES - 14.7%
Beverages - 5.2%
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	7,977
Dr. Pepper Snapple Group, Inc.	87,311	7,992
PepsiCo, Inc.	170,500	16,678
The Coca-Cola Co.	373,410	16,105
		48,752
Food & Staples Retailing - 4.0%
CVS Health Corp.	175,300	17,034
Kroger Co.	151,020	6,027
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	69,793	3,150
Walgreens Boots Alliance, Inc.	148,523	11,724
		37,935
Food Products - 0.7%
Greencore Group PLC	812,005	4,299
Hilton Food Group PLC	243,044	1,759
		6,058
Household Products - 2.0%
Procter & Gamble Co.	237,900	19,101
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	23,300	1,781
Tobacco - 2.6%
British American Tobacco PLC (United Kingdom)	132,257	7,195
Imperial Tobacco Group PLC	124,702	6,461
Reynolds American, Inc.	213,700	10,777
		24,433

TOTAL CONSUMER STAPLES		138,060

ENERGY - 6.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	46,500	1,993
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	234,990	19,608
Exxon Mobil Corp.	311,022	24,928
Imperial Oil Ltd. (b)	247,700	7,907
Kinder Morgan, Inc.	81,500	1,474
Northern Oil & Gas, Inc. (a)	128,694	430
PrairieSky Royalty Ltd. (b)	121,700	1,982
Suncor Energy, Inc.	289,980	7,090
		63,419

TOTAL ENERGY		65,412

FINANCIALS - 14.7%
Banks - 10.0%
Bank of America Corp.	1,102,803	13,807
Citigroup, Inc.	303,223	11,780
JPMorgan Chase & Co.	399,793	22,508
PacWest Bancorp	159,000	5,117
SunTrust Banks, Inc.	163,100	5,412
U.S. Bancorp	346,817	13,359
Wells Fargo & Co.	467,790	21,949
		93,932
Capital Markets - 0.5%
Diamond Hill Investment Group, Inc.	10,100	1,707
Franklin Resources, Inc.	84,400	3,026
		4,733
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	1
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	11,600	1,556
CME Group, Inc.	23,300	2,131
McGraw Hill Financial, Inc.	124,267	11,152
MSCI, Inc. Class A	70,700	4,986
		19,825
Insurance - 1.4%
Chubb Ltd.	82,900	9,577
MetLife, Inc.	93,300	3,691
		13,268
Real Estate Investment Trusts - 0.7%
American Tower Corp.	75,700	6,980

TOTAL FINANCIALS		138,739

HEALTH CARE - 13.2%
Biotechnology - 2.2%
AbbVie, Inc.	203,200	11,097
Amgen, Inc.	69,737	9,922
		21,019
Health Care Equipment & Supplies - 2.7%
Medtronic PLC	277,402	21,468
The Cooper Companies, Inc.	26,202	3,746
		25,214
Health Care Providers & Services - 0.6%
McKesson Corp.	38,432	5,981
Health Care Technology - 0.3%
CompuGroup Medical AG	68,579	2,748
Pharmaceuticals - 7.4%
Allergan PLC (a)	27,800	8,065
Astellas Pharma, Inc.	355,300	5,112
Johnson & Johnson	307,302	32,331
Sanofi SA sponsored ADR	163,300	6,459
Shire PLC	60,000	3,130
Teva Pharmaceutical Industries Ltd. sponsored ADR	256,400	14,256
		69,353

TOTAL HEALTH CARE		124,315

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	322,100	10,275
General Dynamics Corp.	28,800	3,925
The Boeing Co.	65,500	7,741
United Technologies Corp.	69,900	6,754
		28,695
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	62,100	4,336
Commercial Services & Supplies - 0.1%
Deluxe Corp.	23,100	1,326
Construction & Engineering - 0.1%
Astaldi SpA	143,400	685
Electrical Equipment - 0.7%
AMETEK, Inc.	134,000	6,219
Industrial Conglomerates - 6.0%
Danaher Corp.	166,394	14,854
General Electric Co.	929,000	27,071
Roper Technologies, Inc.	87,096	14,626
		56,551
Trading Companies & Distributors - 0.0%
Now, Inc. (a)(b)	17,720	287

TOTAL INDUSTRIALS		98,099

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	585,279	15,323
Qualcomm, Inc.	249,278	12,661
		27,984
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	64,543	3,674
Internet Software & Services - 2.2%
Alphabet, Inc. Class C	30,328	21,162
IT Services - 5.0%
Accenture PLC Class A	157,600	15,801
ASAC II LP (a)(c)	298,480	6,440
Fidelity National Information Services, Inc.	78,698	4,584
IBM Corp.	77,400	10,142
Leidos Holdings, Inc.	30,600	1,323
Total System Services, Inc.	164,000	7,147
Xerox Corp.	150,400	1,445
		46,882
Software - 5.7%
Activision Blizzard, Inc.	207,867	6,583
Micro Focus International PLC	246,900	5,069
Microsoft Corp.	593,063	30,175
Oracle Corp.	319,328	11,745
		53,572
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	410,524	39,693
EMC Corp.	424,000	11,079
HP, Inc.	452,300	4,835
Western Digital Corp.	33,100	1,441
		57,048

TOTAL INFORMATION TECHNOLOGY		210,322

MATERIALS - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	90,100	3,285
E.I. du Pont de Nemours & Co.	151,800	9,240
LyondellBasell Industries NV Class A	81,800	6,561
		19,086
Containers & Packaging - 0.5%
Ball Corp.	64,247	4,255

TOTAL MATERIALS		23,341

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	499,700	18,464
TOTAL COMMON STOCKS
(Cost $831,990)		907,117
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	791	733
	Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.40% (d)	32,994,590	32,995
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	10,293,428	10,293
TOTAL MONEY MARKET FUNDS
(Cost $43,288)		43,288
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $876,069)		951,138
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,645)
NET ASSETS - 100%		$941,493

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,440,000 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$2,985

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$36
Fidelity Securities Lending Cash Central Fund	7
Total	$43

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$90,365	$90,346	$19	$--
Consumer Staples	138,060	130,865	7,195	--
Energy	65,412	65,412	--	--
Financials	138,739	138,738	1	--
Health Care	124,315	116,073	8,242	--
Industrials	98,099	98,099	--	--
Information Technology	210,322	203,882	--	6,440
Materials	23,341	23,341	--	--
Telecommunication Services	18,464	18,464	--	--
Corporate Bonds	733	--	733	--
Money Market Funds	43,288	43,288	--	--
Total Investments in Securities:	$951,138	$928,508	$16,190	$6,440

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $877,236,000. Net unrealized appreciation aggregated $73,902,000, of which $134,143,000 related to appreciated investment securities and $60,241,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 29, 2016

ASCF-QTLY-0416
1.797929.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.6%
Gentex Corp.	1,000,000	$14,560
Diversified Consumer Services - 2.0%
Grand Canyon Education, Inc. (a)	500,000	19,490
Meiko Network Japan Co. Ltd. (b)	1,577,900	15,578
Tsukada Global Holdings, Inc. (b)(c)	2,800,000	17,148
		52,216
Household Durables - 1.4%
Tupperware Brands Corp.	740,000	36,970
Internet & Catalog Retail - 0.5%
Duluth Holdings, Inc.	82,340	1,363
HSN, Inc.	200,000	10,618
		11,981
Media - 0.2%
Crown Media Holdings, Inc. Class A (a)	1,006,821	4,420
Specialty Retail - 5.2%
Aarons, Inc. Class A	1,072,000	24,645
Hibbett Sports, Inc. (a)(c)	765,000	27,158
Jumbo SA (a)	303,981	3,704
Sally Beauty Holdings, Inc. (a)	1,700,000	53,686
Select Comfort Corp. (a)	1,400,000	25,060
		134,253
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)(c)	400,000	18,764

TOTAL CONSUMER DISCRETIONARY		273,164

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.8%
Sundrug Co. Ltd.	400,000	26,435
Tsuruha Holdings, Inc.	425,000	35,942
United Natural Foods, Inc. (a)	300,000	9,258
		71,635
ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Cathedral Energy Services Ltd. (b)	2,763,407	674
Oil, Gas & Consumable Fuels - 2.1%
Delek Logistics Partners LP	600,000	19,158
World Fuel Services Corp.	741,300	34,700
		53,858

TOTAL ENERGY		54,532

FINANCIALS - 23.0%
Banks - 6.3%
Allegiance Bancshares, Inc. (a)	330,873	5,711
Bank of the Ozarks, Inc.	500,000	18,920
BBCN Bancorp, Inc.	300,000	4,293
ConnectOne Bancorp, Inc. (b)	1,550,000	23,901
East West Bancorp, Inc.	500,000	14,985
First NBC Bank Holding Co. (a)	926,364	21,844
German American Bancorp, Inc.	234,766	7,496
Investors Bancorp, Inc.	3,716,299	42,069
Wilshire Bancorp, Inc.	2,350,000	23,124
		162,343
Consumer Finance - 1.5%
PRA Group, Inc. (a)(c)	800,000	19,520
SLM Corp. (a)	3,385,800	19,773
		39,293
Insurance - 9.3%
Allied World Assurance Co. Holdings AG	656,516	21,265
CNO Financial Group, Inc.	2,700,000	47,061
Enstar Group Ltd. (a)	150,000	23,708
Hanover Insurance Group, Inc.	226,842	18,817
James River Group Holdings Ltd.	617,952	18,063
National Western Life Group, Inc.	22,374	4,802
Primerica, Inc.	1,307,265	55,154
Reinsurance Group of America, Inc.	550,000	49,555
		238,425
Real Estate Investment Trusts - 2.0%
MFA Financial, Inc.	3,900,000	26,559
VEREIT, Inc.	3,200,000	25,664
		52,223
Real Estate Management & Development - 0.7%
Relo Holdings Corp.	140,000	17,161
Thrifts & Mortgage Finance - 3.2%
BofI Holding, Inc. (a)(c)	2,400,000	44,472
Meridian Bancorp, Inc.	1,095,110	15,102
Oritani Financial Corp.	1,292,251	21,865
		81,439

TOTAL FINANCIALS		590,884

HEALTH CARE - 12.2%
Biotechnology - 1.7%
United Therapeutics Corp. (a)	350,000	42,679
Health Care Equipment & Supplies - 0.9%
Fukuda Denshi Co. Ltd.	125,000	6,862
The Cooper Companies, Inc.	115,000	16,440
		23,302
Health Care Providers & Services - 7.4%
Aceto Corp.	1,200,000	25,740
AmSurg Corp. (a)	313,000	21,300
HealthSouth Corp.	1,100,000	38,753
MEDNAX, Inc. (a)	300,000	20,112
Providence Service Corp. (a)	600,000	28,506
Ryman Healthcare Group Ltd.	900,000	4,756
Sigma Pharmaceuticals Ltd.	3,800,000	2,251
The Ensign Group, Inc.	2,400,000	49,224
		190,642
Life Sciences Tools & Services - 0.7%
VWR Corp. (a)	681,000	16,616
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	150,000	18,237
Sawai Pharmaceutical Co. Ltd.	300,000	20,730
		38,967

TOTAL HEALTH CARE		312,206

INDUSTRIALS - 14.7%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	1,050,000	33,495
Engility Holdings, Inc.	600,000	8,706
Moog, Inc. Class A (a)	400,000	17,272
Teledyne Technologies, Inc. (a)	200,000	17,036
		76,509
Commercial Services & Supplies - 5.5%
Coor Service Management Holding AB	1,535,502	6,456
Deluxe Corp.	550,000	31,576
Mitie Group PLC	5,600,000	21,785
UniFirst Corp.	250,000	26,353
West Corp.	2,500,000	55,700
		141,870
Electrical Equipment - 1.2%
EnerSys	625,550	32,128
Machinery - 3.8%
Federal Signal Corp.	1,800,000	21,348
Hy-Lok Corp. (b)	700,000	14,233
Standex International Corp.	550,000	38,737
TriMas Corp. (a)	1,350,000	22,329
		96,647
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,501
Professional Services - 0.9%
Benefit One, Inc.	1,150,000	22,789

TOTAL INDUSTRIALS		378,444

INFORMATION TECHNOLOGY - 21.9%
Electronic Equipment & Components - 7.8%
CDW Corp.	1,700,000	67,281
Insight Enterprises, Inc. (a)	1,400,000	36,540
SYNNEX Corp.	530,913	49,922
Zebra Technologies Corp. Class A (a)	750,000	46,335
		200,078
Internet Software & Services - 1.5%
Stamps.com, Inc. (a)	325,000	38,522
IT Services - 8.6%
Blackhawk Network Holdings, Inc. (a)	925,800	31,329
Cardtronics, Inc. (a)	1,000,000	33,720
EVERTEC, Inc.	1,365,000	16,244
Global Payments, Inc.	800,000	48,760
MoneyGram International, Inc. (a)	950,000	5,111
Perficient, Inc. (a)	800,000	14,440
Syntel, Inc. (a)	1,350,000	61,722
WEX, Inc. (a)	170,000	11,101
		222,427
Software - 4.0%
NIIT Technologies Ltd. (b)	3,800,000	23,375
Sword Group (b)	536,297	13,086
Verint Systems, Inc. (a)	620,000	22,029
Zensar Technologies Ltd. (b)	3,500,000	43,257
		101,747

TOTAL INFORMATION TECHNOLOGY		562,774

MATERIALS - 2.4%
Chemicals - 1.7%
Innospec, Inc.	200,000	8,680
PolyOne Corp.	1,300,000	34,983
		43,663
Paper & Forest Products - 0.7%
Neenah Paper, Inc.	300,000	18,168

TOTAL MATERIALS		61,831

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	3,150,000	2,458
Asia Satellite Telecommunications Holdings Ltd.	800,000	1,152
Vocus Communications Ltd. (c)	284,380	1,664
		5,274
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	200,000	1,206
Partner Communications Co. Ltd. (a)	293,070	1,372
		2,578

TOTAL TELECOMMUNICATION SERVICES		7,852

UTILITIES - 0.2%
Gas Utilities - 0.2%
Star Gas Partners LP	600,000	4,770
TOTAL COMMON STOCKS
(Cost $2,066,743)		2,318,092
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.34% 3/3/16 to 5/26/16 (d)
(Cost $14,253)	14,260	14,254
	Shares	Value (000s)

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 0.40% (e)	268,224,742	$268,225
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	43,874,409	43,874
TOTAL MONEY MARKET FUNDS
(Cost $312,099)		312,099
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $2,393,095)		2,644,445
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(73,858)
NET ASSETS - 100%		$2,570,587

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
2,227 ICE Russell 2000 Index Contracts (United States)	March 2016	229,760	$(16,419)

The face value of futures purchased as a percentage of Net Assets is 8.9%

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,242,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$225
Fidelity Securities Lending Cash Central Fund	147
Total	$372

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$1,461	$--	$167	$--	$674
ConnectOne Bancorp, Inc.	30,241	--	--	116	23,901
First NBC Bank Holding Co.	43,456	--	2,611	--	--
Hy-Lok Corp.	15,207	--	--	200	14,233
Meiko Network Japan Co. Ltd.	17,932	--	--	239	15,578
NIIT Technologies Ltd.	32,572	--	--	--	23,375
Sword Group	14,676	--	1,328	--	13,086
Tsukada Global Holdings, Inc.	18,583	--	--	105	17,148
Zensar Technologies Ltd.	57,126	--	--	258	43,257
Total	$231,254	$--	$4,106	$918	$151,252

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$273,164	$240,438	$32,726	$--
Consumer Staples	71,635	9,258	62,377	--
Energy	54,532	54,532	--	--
Financials	590,884	573,723	17,161	--
Health Care	312,206	284,614	27,592	--
Industrials	378,444	355,655	22,789	--
Information Technology	562,774	562,774	--	--
Materials	61,831	61,831	--	--
Telecommunication Services	7,852	7,852	--	--
Utilities	4,770	4,770	--	--
U.S. Government and Government Agency Obligations	14,254	--	14,254	--
Money Market Funds	312,099	312,099	--	--
Total Investments in Securities:	$2,644,445	$2,467,546	$176,899	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(16,419)	$(16,419)	$--	$--
Total Liabilities	$(16,419)	$(16,419)	$--	$--
Total Derivative Instruments:	$(16,419)	$(16,419)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 29, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$160,969
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,393,070,000. Net unrealized appreciation aggregated $251,375,000, of which $514,607,000 related to appreciated investment securities and $263,232,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 29, 2016

MC-QTLY-0416
1.797928.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.0%
Dorman Products, Inc. (a)(b)	18,800	$951
Automobiles - 0.7%
Harley-Davidson, Inc.	337,800	14,583
Hotels, Restaurants & Leisure - 0.3%
Dunkin' Brands Group, Inc.	132,400	6,167
Household Durables - 2.9%
Jarden Corp. (a)	548,072	28,982
NVR, Inc. (a)	11,600	18,989
Tupperware Brands Corp. (b)	252,800	12,630
		60,601
Internet & Catalog Retail - 1.1%
HSN, Inc.	199,300	10,581
Liberty Interactive Corp. QVC Group Series A (a)	473,510	12,018
		22,599
Leisure Products - 0.3%
Polaris Industries, Inc.	74,100	6,514
Media - 1.6%
AMC Networks, Inc. Class A (a)	165,000	10,814
Scripps Networks Interactive, Inc. Class A	222,200	13,163
Viacom, Inc. Class B (non-vtg.)	266,100	9,806
		33,783
Multiline Retail - 1.0%
Dollar General Corp.	282,200	20,953
Specialty Retail - 5.2%
American Eagle Outfitters, Inc. (b)	369,400	5,637
AutoNation, Inc. (a)	107,700	5,543
Bed Bath & Beyond, Inc. (a)	165,800	7,950
Best Buy Co., Inc.	252,400	8,175
Dick's Sporting Goods, Inc.	231,500	9,832
DSW, Inc. Class A	295,800	7,750
Foot Locker, Inc.	311,600	19,475
GameStop Corp. Class A	234,900	7,240
Ross Stores, Inc.	325,700	17,907
Sally Beauty Holdings, Inc. (a)	579,800	18,310
		107,819
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	175,500	9,926
Ralph Lauren Corp.	90,000	8,168
		18,094

TOTAL CONSUMER DISCRETIONARY		292,064

CONSUMER STAPLES - 4.1%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	98,500	4,778
Dr. Pepper Snapple Group, Inc.	49,300	4,512
Molson Coors Brewing Co. Class B	83,600	7,129
		16,419
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	169,200	5,222
Whole Foods Market, Inc.	96,800	3,031
		8,253
Food Products - 1.1%
Campbell Soup Co.	47,900	2,958
ConAgra Foods, Inc.	117,500	4,942
Mead Johnson Nutrition Co. Class A	67,900	5,008
WhiteWave Foods Co. (a)	289,300	11,202
		24,110
Household Products - 1.1%
Church & Dwight Co., Inc.	108,100	9,811
Energizer Holdings, Inc.	232,700	9,061
Spectrum Brands Holdings, Inc.	36,900	3,534
		22,406
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	154,700	11,827
Tobacco - 0.1%
Universal Corp. (b)	52,400	2,855

TOTAL CONSUMER STAPLES		85,870

ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Bristow Group, Inc.	170,700	2,596
Dril-Quip, Inc. (a)	168,800	9,157
Oil States International, Inc. (a)	221,000	5,770
		17,523
Oil, Gas & Consumable Fuels - 1.6%
Cabot Oil & Gas Corp.	247,700	4,986
Cimarex Energy Co.	56,600	4,756
Energen Corp.	213,500	5,653
HollyFrontier Corp.	366,300	12,388
PDC Energy, Inc. (a)	75,100	3,763
Whiting Petroleum Corp. (a)	271,000	1,087
		32,633

TOTAL ENERGY		50,156

FINANCIALS - 24.9%
Banks - 4.3%
Aldermore Group PLC	2,108,400	5,881
Comerica, Inc.	126,100	4,260
FirstMerit Corp.	450,000	8,834
Huntington Bancshares, Inc.	2,321,178	20,310
Prosperity Bancshares, Inc.	251,100	10,157
Shawbrook Group PLC	1,538,100	5,986
Signature Bank (a)	118,700	15,378
Synovus Financial Corp.	591,727	15,734
The Jammu & Kashmir Bank Ltd.	2,642,702	2,455
		88,995
Capital Markets - 1.4%
Fortress Investment Group LLC	478,300	2,272
Interactive Brokers Group, Inc. (b)	571,967	19,544
KCG Holdings, Inc. Class A (a)	165,344	1,748
MLP AG	1,486,688	4,263
Vontobel Holdings AG	28,802	1,255
		29,082
Consumer Finance - 2.6%
Capital One Financial Corp.	429,900	28,257
Enova International, Inc. (a)	295,067	1,705
Navient Corp.	716,916	7,764
OneMain Holdings, Inc. (a)	227,080	5,125
SLM Corp. (a)	2,056,916	12,012
		54,863
Diversified Financial Services - 1.4%
Alexander Forbes Group Holding	7,160,135	2,689
MSCI, Inc. Class A	332,000	23,413
On Deck Capital, Inc. (a)(b)	485,720	3,254
		29,356
Insurance - 4.5%
Allied World Assurance Co. Holdings AG	200,000	6,478
Arthur J. Gallagher & Co.	687,500	27,397
CNO Financial Group, Inc.	515,900	8,992
Direct Line Insurance Group PLC	2,639,858	14,278
Fairfax Financial Holdings Ltd. (sub. vtg.)	20,400	10,785
Hanover Insurance Group, Inc.	123,900	10,278
Principal Financial Group, Inc.	300,000	11,343
ProAssurance Corp.	89,100	4,394
		93,945
Real Estate Investment Trusts - 9.9%
Altisource Residential Corp. Class B	457,521	4,292
DCT Industrial Trust, Inc.	309,200	11,190
Empire State Realty Trust, Inc.	667,600	10,468
Equity Lifestyle Properties, Inc.	215,500	15,119
Essex Property Trust, Inc.	48,000	10,045
Extra Space Storage, Inc.	79,600	6,539
FelCor Lodging Trust, Inc.	1,332,400	9,860
Healthcare Realty Trust, Inc.	251,200	7,287
InfraReit, Inc.	210,500	4,446
Mack-Cali Realty Corp.	785,600	15,633
Mid-America Apartment Communities, Inc.	227,050	20,421
National Retail Properties, Inc.	205,800	9,051
Outfront Media, Inc.	274,800	5,620
Parkway Properties, Inc.	876,800	11,740
Pennsylvania Real Estate Investment Trust (SBI)	12,184	233
Potlatch Corp.	192,600	5,092
Ramco-Gershenson Properties Trust (SBI)	599,700	10,075
Redwood Trust, Inc.	358,100	4,258
Sabra Health Care REIT, Inc.	504,200	10,041
Store Capital Corp.	186,200	4,497
Taubman Centers, Inc.	174,000	12,323
The GEO Group, Inc.	161,650	4,694
Urban Edge Properties	511,400	12,437
		205,361
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	276,350	7,022
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd. (a)	330,800	6,368
LIC Housing Finance Ltd. (a)	790,000	4,886
		11,254

TOTAL FINANCIALS		519,878

HEALTH CARE - 8.8%
Biotechnology - 0.9%
AMAG Pharmaceuticals, Inc. (a)	212,837	5,593
Puma Biotechnology, Inc. (a)	65,000	2,911
Vertex Pharmaceuticals, Inc. (a)	110,000	9,404
		17,908
Health Care Equipment & Supplies - 4.0%
Boston Scientific Corp. (a)	1,200,000	20,376
CONMED Corp.	150,000	5,961
Nevro Corp. (a)	115,610	6,659
The Cooper Companies, Inc.	145,000	20,729
The Spectranetics Corp. (a)	572,753	8,122
Wright Medical Group NV (a)	628,000	10,733
Zimmer Biomet Holdings, Inc.	110,000	10,649
		83,229
Health Care Providers & Services - 2.1%
Adeptus Health, Inc. Class A (a)(b)	120,000	6,830
AmSurg Corp. (a)	180,000	12,249
MEDNAX, Inc. (a)	260,000	17,430
Surgical Care Affiliates, Inc. (a)	190,000	7,701
		44,210
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	345,000	12,886
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	628,200	15,246
Endo Health Solutions, Inc. (a)	250,000	10,453
		25,699

TOTAL HEALTH CARE		183,932

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.6%
Teledyne Technologies, Inc. (a)	386,736	32,942
Electrical Equipment - 4.7%
AMETEK, Inc.	1,812,490	84,117
Hubbell, Inc. Class B	139,023	13,813
		97,930
Industrial Conglomerates - 3.8%
Roper Technologies, Inc.	469,286	78,807
Machinery - 2.0%
IDEX Corp.	425,900	32,011
WABCO Holdings, Inc. (a)	114,964	10,841
		42,852
Professional Services - 1.5%
Verisk Analytics, Inc. (a)	442,500	32,232
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	146,500	5,234
MSC Industrial Direct Co., Inc. Class A	301,300	20,964
		26,198

TOTAL INDUSTRIALS		310,961

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.4%
F5 Networks, Inc. (a)	92,730	8,918
Electronic Equipment & Components - 3.1%
CDW Corp.	247,400	9,792
IPG Photonics Corp. (a)	156,200	12,880
Jabil Circuit, Inc.	782,000	16,305
Trimble Navigation Ltd. (a)	923,800	21,488
Zebra Technologies Corp. Class A (a)	74,200	4,584
		65,049
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	76,900	4,150
Box, Inc. Class A (a)	173,900	2,002
Marketo, Inc. (a)	380,500	6,419
Rackspace Hosting, Inc. (a)	718,700	15,474
Velti PLC (a)(c)	215,084	1
		28,046
IT Services - 4.1%
Alliance Data Systems Corp. (a)	84,800	17,819
Blackhawk Network Holdings, Inc. (a)	170,000	5,753
Cognizant Technology Solutions Corp. Class A (a)	209,700	11,949
EPAM Systems, Inc. (a)	116,900	7,994
Global Payments, Inc.	350,700	21,375
Maximus, Inc.	276,500	13,596
PayPal Holdings, Inc. (a)	173,500	6,617
		85,103
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc. (a)	301,300	10,615
Cree, Inc. (a)(b)	532,700	16,908
Cypress Semiconductor Corp. (b)	896,186	7,152
Micron Technology, Inc. (a)	793,200	8,432
NXP Semiconductors NV (a)	136,300	9,710
Skyworks Solutions, Inc.	199,300	13,243
		66,060
Software - 3.5%
Citrix Systems, Inc. (a)	150,103	10,605
CommVault Systems, Inc. (a)	346,200	12,972
Fair Isaac Corp.	130,700	13,007
Fleetmatics Group PLC (a)	156,500	5,651
Salesforce.com, Inc. (a)	137,100	9,289
Synchronoss Technologies, Inc. (a)	25,100	703
Tableau Software, Inc. (a)	44,700	2,041
Tyler Technologies, Inc. (a)	95,700	11,515
Workday, Inc. Class A (a)	119,600	7,230
		73,013
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	660,800	7,064
Western Digital Corp.	219,700	9,564
		16,628

TOTAL INFORMATION TECHNOLOGY		342,817

MATERIALS - 6.7%
Chemicals - 5.4%
CF Industries Holdings, Inc.	435,100	15,864
Eastman Chemical Co.	85,000	5,453
Ecolab, Inc.	337,279	34,588
PPG Industries, Inc.	326,200	31,488
Sherwin-Williams Co.	32,500	8,791
W.R. Grace & Co. (a)	222,797	15,315
		111,499
Containers & Packaging - 1.3%
Ball Corp.	217,000	14,372
WestRock Co.	396,100	13,376
		27,748

TOTAL MATERIALS		139,247

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	36,000	1,321
Zayo Group Holdings, Inc. (a)	38,300	907
		2,228
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	24,600	913

TOTAL TELECOMMUNICATION SERVICES		3,141

UTILITIES - 5.5%
Electric Utilities - 3.2%
Cleco Corp.	212,000	9,733
OGE Energy Corp.	404,626	10,067
Pinnacle West Capital Corp.	171,100	11,777
PNM Resources, Inc.	656,600	20,959
Westar Energy, Inc.	319,703	13,894
		66,430
Gas Utilities - 1.2%
Atmos Energy Corp.	227,840	15,814
National Fuel Gas Co.	203,311	9,287
		25,101
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	500,300	6,284
Multi-Utilities - 0.8%
Avangrid, Inc.	89,100	3,456
Black Hills Corp. (b)	226,435	12,683
		16,139

TOTAL UTILITIES		113,954

TOTAL COMMON STOCKS
(Cost $2,213,556)		2,042,020
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.31% 4/7/16 to 4/28/16 (d)
(Cost $550)	550	550
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.40% (e)	24,733,251	$24,733
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	55,719,263	55,719
TOTAL MONEY MARKET FUNDS
(Cost $80,452)		80,452
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,294,558)		2,123,022
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,987)
NET ASSETS - 100%		$2,084,035

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
10 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2016	1,333	$31

The face value of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $252,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$38
Fidelity Securities Lending Cash Central Fund	97
Total	$135

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$292,064	$292,064	$--	$--
Consumer Staples	85,870	85,870	--	--
Energy	50,156	50,156	--	--
Financials	519,878	519,878	--	--
Health Care	183,932	183,932	--	--
Industrials	310,961	310,961	--	--
Information Technology	342,817	342,816	1	--
Materials	139,247	139,247	--	--
Telecommunication Services	3,141	3,141	--	--
Utilities	113,954	113,954	--	--
U.S. Government and Government Agency Obligations	550	--	550	--
Money Market Funds	80,452	80,452	--	--
Total Investments in Securities:	$2,123,022	$2,122,471	$551	$--
Derivative Instruments:
Assets
Futures Contracts	$31	$31	$--	$--
Total Assets	$31	$31	$--	$--
Total Derivative Instruments:	$31	$31	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,305,695,000. Net unrealized depreciation aggregated $182,673,000, of which $140,190,000 related to appreciated investment securities and $322,863,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 29, 2016

EPI-QTLY-0416
1.797924.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.5%
Automobiles - 1.1%
Ford Motor Co.	297,500	$3,722
General Motors Co.	621,600	18,300
		22,022
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	13,500	237
Dunkin' Brands Group, Inc.	232,500	10,830
McDonald's Corp. (a)	78,917	9,248
Whitbread PLC	50,963	2,781
		23,096
Household Durables - 0.7%
M.D.C. Holdings, Inc.	207,300	4,583
Tupperware Brands Corp.	164,500	8,218
		12,801
Leisure Products - 1.3%
Mattel, Inc. (b)	395,100	12,849
New Academy Holding Co. LLC unit (c)(d)(e)	52,800	7,937
Polaris Industries, Inc.	48,200	4,237
		25,023
Media - 1.6%
Comcast Corp. Class A (a)	468,974	27,074
Time Warner, Inc.	60,800	4,025
		31,099
Multiline Retail - 2.0%
Kohl's Corp.	101,448	4,735
Macy's, Inc.	198,700	8,586
Target Corp.	318,755	25,006
		38,327
Specialty Retail - 0.6%
Foot Locker, Inc.	81,200	5,075
GNC Holdings, Inc.	177,416	5,053
Stage Stores, Inc. (b)	279,761	2,350
		12,478

TOTAL CONSUMER DISCRETIONARY		164,846

CONSUMER STAPLES - 9.8%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR (a)	53,000	5,910
Molson Coors Brewing Co. Class B	71,705	6,114
The Coca-Cola Co. (a)	463,000	19,969
		31,993
Food & Staples Retailing - 3.1%
CVS Health Corp.	330,000	32,066
Wal-Mart Stores, Inc. (a)	251,850	16,708
Walgreens Boots Alliance, Inc. (a)	106,044	8,371
Whole Foods Market, Inc.	97,500	3,053
		60,198
Food Products - 1.1%
B&G Foods, Inc. Class A	149,854	5,183
Flowers Foods, Inc.	34,000	582
Sanderson Farms, Inc. (b)	36,600	3,340
The Hain Celestial Group, Inc. (c)	23,200	858
The Hershey Co. (a)	132,700	12,061
		22,024
Household Products - 3.7%
Procter & Gamble Co. (a)	896,917	72,013
Personal Products - 0.2%
Avon Products, Inc.	1,145,000	4,362

TOTAL CONSUMER STAPLES		190,590

ENERGY - 8.9%
Energy Equipment & Services - 0.2%
Ensco PLC Class A	161,224	1,398
National Oilwell Varco, Inc.	38,749	1,134
Oceaneering International, Inc.	66,800	1,845
		4,377
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	116,045	4,404
Apache Corp.	265,127	10,149
Avance Gas Holding Ltd. (b)	195,254	1,571
BW LPG Ltd.	350,634	2,280
Cameco Corp.	123,900	1,500
Chevron Corp.	846,269	70,613
CONSOL Energy, Inc. (b)	367,675	3,173
Energy Transfer Equity LP	230,700	1,615
Foresight Energy LP (b)	206,100	416
Golar LNG Ltd.	68,900	1,263
Imperial Oil Ltd.	48,000	1,532
Kinder Morgan, Inc.	574,600	10,395
Legacy Reserves LP	505,299	344
MPLX LP	259,230	6,724
Noble Energy, Inc.	67,200	1,982
Suncor Energy, Inc.	706,600	17,276
The Williams Companies, Inc.	904,050	14,456
Williams Partners LP	894,115	17,632
		167,325

TOTAL ENERGY		171,702

FINANCIALS - 22.3%
Banks - 11.0%
Bank of America Corp.	1,996,400	24,995
Comerica, Inc.	273,080	9,225
First Niagara Financial Group, Inc.	743,500	6,870
FirstMerit Corp.	277,340	5,444
Huntington Bancshares, Inc.	94,900	830
JPMorgan Chase & Co.	1,080,457	60,830
KeyCorp	599,600	6,326
Lloyds Banking Group PLC	1,703,700	1,710
M&T Bank Corp.	247,217	25,352
Prosperity Bancshares, Inc.	24,600	995
Regions Financial Corp.	1,439,700	10,827
Standard Chartered PLC (United Kingdom)	381,284	2,284
SunTrust Banks, Inc.	373,100	12,379
U.S. Bancorp	470,200	18,112
Wells Fargo & Co.	561,650	26,353
		212,532
Capital Markets - 4.9%
Apollo Global Management LLC Class A	77,300	1,202
Apollo Investment Corp.	751,457	3,847
Ares Capital Corp.	298,142	4,073
Ares Management LP	111,296	1,324
KKR & Co. LP	1,880,396	24,144
Morgan Stanley	310,942	7,680
PJT Partners, Inc. (b)	27,955	778
State Street Corp.	364,499	19,967
The Blackstone Group LP	1,151,803	29,912
TPG Specialty Lending, Inc.	94,900	1,541
		94,468
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	29,700	2,665
Insurance - 3.9%
Chubb Ltd.	253,184	29,250
Marsh & McLennan Companies, Inc.	37,400	2,134
MetLife, Inc.	724,257	28,652
Pricoa Global Funding I	170,198	11,248
The Travelers Companies, Inc.	39,849	4,285
		75,569
Real Estate Investment Trusts - 2.3%
American Capital Agency Corp.	187,898	3,395
American Tower Corp.	19,900	1,835
Annaly Capital Management, Inc.	358,794	3,635
Coresite Realty Corp.	25,120	1,619
Cousins Properties, Inc.	356,400	3,086
Crown Castle International Corp.	80,200	6,937
Duke Realty LP	284,900	5,892
First Potomac Realty Trust	452,777	3,830
Piedmont Office Realty Trust, Inc. Class A	249,935	4,591
Public Storage	14,700	3,668
Sabra Health Care REIT, Inc.	70,700	1,408
Two Harbors Investment Corp.	301,541	2,337
Ventas, Inc.	61,094	3,401
		45,634
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	237,190	2,562

TOTAL FINANCIALS		433,430

HEALTH CARE - 11.5%
Biotechnology - 1.2%
AbbVie, Inc.	155,500	8,492
Amgen, Inc.	57,949	8,245
Gilead Sciences, Inc.	75,400	6,579
		23,316
Health Care Equipment & Supplies - 2.0%
Dentsply Sirona, Inc.	75,200	4,584
Medtronic PLC	378,082	29,260
St. Jude Medical, Inc.	76,462	4,105
		37,949
Health Care Providers & Services - 0.0%
Anthem, Inc.	44	6
Pharmaceuticals - 8.3%
GlaxoSmithKline PLC	915,900	17,750
Johnson & Johnson (a)	1,071,518	112,735
Merck & Co., Inc.	194,700	9,776
Pfizer, Inc.	240,513	7,136
Sanofi SA	73,234	5,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	137,900	7,667
		160,867

TOTAL HEALTH CARE		222,138

INDUSTRIALS - 12.4%
Aerospace & Defense - 3.0%
General Dynamics Corp.	64,100	8,735
Raytheon Co. (a)	79,100	9,797
The Boeing Co.	117,400	13,874
United Technologies Corp.	262,107	25,325
		57,731
Air Freight & Logistics - 3.2%
C.H. Robinson Worldwide, Inc.	80,979	5,655
PostNL NV (c)	1,871,900	7,300
United Parcel Service, Inc. Class B	514,890	49,713
		62,668
Airlines - 0.3%
Copa Holdings SA Class A	82,000	5,007
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	215,104	7,617
Progressive Waste Solution Ltd. (Canada)	73,300	2,190
Republic Services, Inc.	48,889	2,234
		12,041
Electrical Equipment - 1.3%
Eaton Corp. PLC	205,000	11,626
Emerson Electric Co.	300,470	14,672
		26,298
Industrial Conglomerates - 3.8%
General Electric Co. (a)	2,517,654	73,364
Machinery - 0.1%
Cummins, Inc.	26,100	2,547
Road & Rail - 0.1%
Norfolk Southern Corp.	25,200	1,844

TOTAL INDUSTRIALS		241,500

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.6%
Cisco Systems, Inc.	1,690,453	44,256
Qualcomm, Inc.	498,889	25,339
		69,595
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	98,930	5,631
Internet Software & Services - 0.5%
Yahoo!, Inc. (c)	285,600	9,079
IT Services - 2.5%
First Data Corp.	779,769	9,260
First Data Corp. Class A (c)	24,000	300
IBM Corp.	218,623	28,646
Paychex, Inc.	193,178	9,927
		48,133
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	955,377	18,028
Maxim Integrated Products, Inc.	296,300	10,033
		28,061
Software - 0.8%
Microsoft Corp.	319,238	16,243
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	149,400	14,445
EMC Corp.	1,011,800	26,438
Seagate Technology LLC	103,600	3,249
		44,132

TOTAL INFORMATION TECHNOLOGY		220,874

MATERIALS - 1.7%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	87,900	7,050
Potash Corp. of Saskatchewan, Inc.	328,800	5,572
Syngenta AG sponsored ADR (b)	4,500	361
The Dow Chemical Co.	231,900	11,273
Tronox Ltd. Class A	174,965	906
		25,162
Containers & Packaging - 0.4%
Packaging Corp. of America	89,600	4,346
WestRock Co.	128,300	4,333
		8,679

TOTAL MATERIALS		33,841

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	1,269,127	46,894
Verizon Communications, Inc.	856,490	43,450
		90,344
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,425

TOTAL TELECOMMUNICATION SERVICES		92,769

UTILITIES - 6.0%
Electric Utilities - 5.7%
American Electric Power Co., Inc.	190,315	11,752
Entergy Corp.	121,700	8,788
Exelon Corp.	1,125,400	35,439
FirstEnergy Corp.	57,600	1,928
NextEra Energy, Inc.	18,986	2,142
PPL Corp.	655,800	22,946
Southern Co.	474,225	22,848
Xcel Energy, Inc.	100,900	3,990
		109,833
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	322,300	6,004

TOTAL UTILITIES		115,837

TOTAL COMMON STOCKS
(Cost $1,893,663)		1,887,527

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
AmSurg Corp. Series A-1, 5.25% (c)	6,575	880
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	840	811

TOTAL HEALTH CARE		1,691

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	15,500	993
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	14,375	540
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS (c)	17,100	996

TOTAL UTILITIES		1,536

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,807)		4,220
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.5%
Convertible Bonds - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	516	478
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	3,145	2,557
		3,035
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (f)	1,800	1,776
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV 1% 12/1/19	950	1,005
TOTAL INFORMATION TECHNOLOGY		2,781

TOTAL CONVERTIBLE BONDS		5,816

Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (f)	1,240	1,135
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21	905	964
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sabine Pass Liquefaction LLC 5.625% 3/1/25	670	608
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (g)	2,030	0
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Neptune Finco Corp. 10.125% 1/15/23 (f)	400	431
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.375% 11/1/22	400	334

TOTAL NONCONVERTIBLE BONDS		3,472

TOTAL CORPORATE BONDS
(Cost $11,885)		9,288
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (h)	32,976,192	32,976
Fidelity Securities Lending Cash Central Fund, 0.44% (h)(i)	12,686,089	12,686
TOTAL MONEY MARKET FUNDS
(Cost $45,662)		45,662
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,956,017)		1,946,697
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,853)
NET ASSETS - 100%		$1,938,844

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Anheuser-Busch InBev SA NV ADR	6/17/16 - $125.00	259	$85	$(39)
Comcast Corp. Class A	4/15/16 - $60.00	1,596	114	(127)
General Electric Co.	4/15/16 - $30.00	5,789	256	(258)
Johnson & Johnson	4/15/16 - $105.00	2,722	347	(711)
McDonald's Corp.	4/15/16 - $120.00	424	110	(72)
Procter & Gamble Co.	4/15/16 - $82.50	2,238	338	(197)
Raytheon Co.	5/20/16 - $130.00	392	124	(83)
The Coca-Cola Co.	4/15/16 - $44.00	2,315	111	(90)
The Hershey Co.	5/20/16 - $95.00	256	48	(51)
Wal-Mart Stores, Inc.	3/18/16 - $67.50	622	79	(29)
Walgreens Boots Alliance, Inc.	3/18/16 - $85.00	242	7	(4)
TOTAL WRITTEN OPTIONS			$1,619	$(1,661)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $103,750,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,937,000 or 0.4% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,899,000 or 0.3% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$35
Fidelity Securities Lending Cash Central Fund	51
Total	$86

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$164,846	$156,672	$237	$7,937
Consumer Staples	190,590	190,590	--	--
Energy	171,702	171,702	--	--
Financials	433,430	431,720	1,710	--
Health Care	223,829	200,276	23,553	--
Industrials	241,500	241,500	--	--
Information Technology	220,874	211,614	9,260	--
Materials	33,841	33,841	--	--
Telecommunication Services	93,762	91,337	2,425	--
Utilities	117,373	116,377	996	--
Corporate Bonds	9,288	--	9,288	--
Money Market Funds	45,662	45,662	--	--
Total Investments in Securities:	$1,946,697	$1,891,291	$47,469	$7,937
Derivative Instruments:
Liabilities
Written Options	$(1,661)	$(1,661)	$--	$--
Total Liabilities	$(1,661)	$(1,661)	$--	$--
Total Derivative Instruments:	$(1,661)	$(1,661)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $1,967,820,000. Net unrealized depreciation aggregated $21,123,000, of which $233,494,000 related to appreciated investment securities and $254,617,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 29, 2016

AXS3-QTLY-0416
1.967935.102

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.4%
Tenneco, Inc. (a)	49,900	$2,271,448
Automobiles - 2.1%
Tesla Motors, Inc. (a)(b)	60,300	11,573,379
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	18,000	682,740
Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. (a)	9,700	1,538,905
Chipotle Mexican Grill, Inc. (a)	3,000	1,527,480
Dave & Buster's Entertainment, Inc. (a)	3,400	125,494
Dunkin' Brands Group, Inc.	29,000	1,350,820
Las Vegas Sands Corp.	12,800	617,984
Starbucks Corp.	119,700	6,967,737
		12,128,420
Internet & Catalog Retail - 5.5%
Amazon.com, Inc. (a)	35,100	19,393,452
Expedia, Inc.	38,200	3,977,002
Netflix, Inc. (a)	44,500	4,156,745
Priceline Group, Inc. (a)	2,400	3,036,504
Wayfair LLC Class A (a)	6,100	237,717
		30,801,420
Media - 4.3%
Altice NV Class A (a)	115,277	1,661,604
AMC Networks, Inc. Class A (a)	7,400	484,996
Charter Communications, Inc. Class A (a)(b)	54,900	9,857,844
Comcast Corp. Class A	65,700	3,792,861
Liberty Global PLC Class A (a)	40,200	1,480,968
Lions Gate Entertainment Corp.	54,500	1,149,950
The Walt Disney Co.	57,000	5,444,640
Twenty-First Century Fox, Inc. Class A	2,500	67,550
		23,940,413
Multiline Retail - 0.2%
Dollar General Corp.	17,000	1,262,250
Specialty Retail - 1.3%
CarMax, Inc. (a)(b)	29,400	1,360,044
Home Depot, Inc.	19,100	2,370,692
TJX Companies, Inc.	46,300	3,430,830
		7,161,566
Textiles, Apparel & Luxury Goods - 2.8%
lululemon athletica, Inc. (a)	89,800	5,633,154
NIKE, Inc. Class B	107,600	6,627,084
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,300	1,590,036
VF Corp.	26,100	1,699,371
		15,549,645

TOTAL CONSUMER DISCRETIONARY		105,371,281

CONSUMER STAPLES - 5.0%
Beverages - 1.7%
Molson Coors Brewing Co. Class B	19,400	1,654,238
Monster Beverage Corp.	17,500	2,196,250
PepsiCo, Inc.	21,900	2,142,258
The Coca-Cola Co.	81,100	3,497,843
		9,490,589
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	35,400	5,311,062
CVS Health Corp.	69,100	6,714,447
Walgreens Boots Alliance, Inc.	33,000	2,605,020
Whole Foods Market, Inc.	18,400	576,104
		15,206,633
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	14,600	1,076,896
Personal Products - 0.2%
Herbalife Ltd. (a)	21,400	1,171,650
Tobacco - 0.2%
Reynolds American, Inc.	16,600	837,138

TOTAL CONSUMER STAPLES		27,782,906

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	56,200	1,131,306
PDC Energy, Inc. (a)	20,500	1,027,255
		2,158,561
FINANCIALS - 5.1%
Banks - 0.4%
HDFC Bank Ltd. sponsored ADR	46,800	2,471,976
Capital Markets - 1.4%
BlackRock, Inc. Class A	16,300	5,084,948
Charles Schwab Corp.	81,900	2,051,595
Invesco Ltd.	20,000	534,800
		7,671,343
Consumer Finance - 0.2%
Discover Financial Services	28,100	1,304,402
Diversified Financial Services - 0.8%
Broadcom Ltd.	10,300	1,379,891
MSCI, Inc. Class A	45,100	3,180,452
		4,560,343
Insurance - 0.4%
FNF Group	43,800	1,444,524
Willis Group Holdings PLC	5,600	634,592
		2,079,116
Real Estate Investment Trusts - 1.9%
American Tower Corp.	117,200	10,805,840

TOTAL FINANCIALS		28,893,020

HEALTH CARE - 16.9%
Biotechnology - 10.2%
AbbVie, Inc.	107,800	5,886,958
ACADIA Pharmaceuticals, Inc. (a)	43,246	746,426
Aduro Biotech, Inc.	13,900	202,384
Agios Pharmaceuticals, Inc. (a)	5,100	195,585
Alexion Pharmaceuticals, Inc. (a)	28,000	3,942,400
Alkermes PLC (a)	17,261	557,012
Alnylam Pharmaceuticals, Inc. (a)	44,277	2,593,304
Amgen, Inc.	40,600	5,776,568
Amicus Therapeutics, Inc. (a)	123,400	760,144
Asterias Biotherapeutics, Inc. (a)(b)	9,895	42,450
Avalanche Biotechnologies, Inc. (a)	6,900	35,328
Biogen, Inc. (a)	16,100	4,176,662
BioMarin Pharmaceutical, Inc. (a)	46,300	3,790,581
BioTime, Inc. warrants 10/1/18 (a)	26,180	14,399
bluebird bio, Inc. (a)	23,100	1,067,682
Celgene Corp. (a)	44,000	4,436,520
Celldex Therapeutics, Inc. (a)	30,800	209,440
Coherus BioSciences, Inc. (a)	15,900	225,621
Edge Therapeutics, Inc. (a)(b)	19,000	136,040
Esperion Therapeutics, Inc. (a)	13,500	201,015
Geron Corp. (a)	11,400	27,474
Gilead Sciences, Inc.	32,500	2,835,625
Infinity Pharmaceuticals, Inc. (a)	17,404	100,595
Insmed, Inc. (a)	69,900	854,877
Intercept Pharmaceuticals, Inc. (a)	2,900	323,002
Ionis Pharmaceuticals, Inc. (a)	106,356	3,675,663
Lexicon Pharmaceuticals, Inc. (a)(b)	28,996	270,823
Merrimack Pharmaceuticals, Inc. (a)	79,600	460,884
Novavax, Inc. (a)	170,600	743,816
Ophthotech Corp. (a)	15,500	698,120
Prothena Corp. PLC (a)	34,505	1,098,639
Regeneron Pharmaceuticals, Inc. (a)	21,600	8,294,832
Regulus Therapeutics, Inc. (a)	8,700	57,159
Rigel Pharmaceuticals, Inc. (a)	181,900	412,913
Sage Therapeutics, Inc. (a)	2,800	82,320
Seres Therapeutics, Inc.	5,500	127,105
Spark Therapeutics, Inc.	900	28,674
Transition Therapeutics, Inc. (a)	60,500	55,660
Vertex Pharmaceuticals, Inc. (a)	22,200	1,897,878
XOMA Corp. (a)(b)	210,525	159,999
		57,202,577
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	157,600	2,676,048
Medtronic PLC	39,300	3,041,427
Stryker Corp.	6,200	619,256
		6,336,731
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	23,700	1,936,290
Express Scripts Holding Co. (a)	13,500	950,130
McKesson Corp.	47,100	7,329,702
UnitedHealth Group, Inc.	17,700	2,108,070
		12,324,192
Health Care Technology - 0.5%
athenahealth, Inc. (a)	22,100	2,852,447
Castlight Health, Inc. Class B (a)(b)	28,800	95,616
		2,948,063
Pharmaceuticals - 2.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	120,278	446,231
Allergan PLC (a)	10,260	2,976,529
Bristol-Myers Squibb Co.	48,300	2,991,219
Endo Health Solutions, Inc. (a)	78,600	3,286,266
Innoviva, Inc. (b)	86,000	1,007,920
Intra-Cellular Therapies, Inc. (a)	9,605	270,093
Teva Pharmaceutical Industries Ltd. sponsored ADR	90,100	5,009,560
		15,987,818

TOTAL HEALTH CARE		94,799,381

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	13,100	1,327,685
Air Freight & Logistics - 0.4%
FedEx Corp.	5,700	780,216
United Parcel Service, Inc. Class B	14,500	1,399,975
		2,180,191
Airlines - 3.4%
American Airlines Group, Inc.	31,800	1,303,800
Delta Air Lines, Inc.	63,600	3,068,064
JetBlue Airways Corp. (a)	108,600	2,389,200
Southwest Airlines Co.	178,800	7,500,660
Spirit Airlines, Inc. (a)	77,800	3,714,950
United Continental Holdings, Inc. (a)	15,100	864,626
Wizz Air Holdings PLC	859	21,868
		18,863,168
Electrical Equipment - 1.1%
Acuity Brands, Inc.	7,100	1,486,953
SolarCity Corp. (a)(b)	236,323	4,355,433
Sunrun, Inc. (a)(b)	42,200	237,164
		6,079,550
Industrial Conglomerates - 0.9%
3M Co.	10,800	1,694,196
Danaher Corp.	39,700	3,544,019
		5,238,215
Professional Services - 0.5%
TriNet Group, Inc. (a)	171,000	2,238,390
Verisk Analytics, Inc. (a)	8,500	619,140
		2,857,530
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	39,700	2,251,784
Hertz Global Holdings, Inc. (a)	24,300	206,550
J.B. Hunt Transport Services, Inc.	35,500	2,708,295
TransForce, Inc. (b)	71,100	1,134,027
Union Pacific Corp.	18,300	1,443,138
		7,743,794
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	86,200	2,395,498

TOTAL INDUSTRIALS		46,685,631

INFORMATION TECHNOLOGY - 35.7%
Communications Equipment - 0.2%
Infinera Corp. (a)	80,700	1,266,183
Electronic Equipment & Components - 0.1%
CDW Corp.	7,200	284,976
Internet Software & Services - 12.5%
Alphabet, Inc.:
Class A	22,300	15,994,006
Class C	22,800	15,909,156
Demandware, Inc. (a)	42,300	1,467,387
Endurance International Group Holdings, Inc. (a)(b)	704,997	7,924,166
Facebook, Inc. Class A (a)	156,300	16,711,596
GoDaddy, Inc. (a)(b)	238,200	7,467,570
Q2 Holdings, Inc. (a)	42,100	853,367
Rackspace Hosting, Inc. (a)	64,900	1,397,297
Wix.com Ltd. (a)	131,669	2,531,995
		70,256,540
IT Services - 10.5%
Accenture PLC Class A	17,300	1,734,498
Alliance Data Systems Corp. (a)	30,100	6,324,913
Booz Allen Hamilton Holding Corp. Class A	46,900	1,294,440
Cognizant Technology Solutions Corp. Class A (a)	182,800	10,415,944
EPAM Systems, Inc. (a)	102,000	6,974,760
Fidelity National Information Services, Inc.	14,500	844,625
Gartner, Inc. Class A (a)	13,900	1,145,360
Global Payments, Inc.	31,500	1,919,925
MasterCard, Inc. Class A	79,500	6,910,140
PayPal Holdings, Inc. (a)	40,700	1,552,298
Sabre Corp.	220,700	5,992,005
Travelport Worldwide Ltd.	219,300	2,846,514
Visa, Inc. Class A	153,000	11,075,670
		59,031,092
Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	130,900	1,044,582
Micron Technology, Inc. (a)	156,700	1,665,721
NVIDIA Corp.	69,500	2,179,520
NXP Semiconductors NV (a)	81,200	5,784,688
Qorvo, Inc. (a)	62,000	2,794,960
SolarEdge Technologies, Inc. (b)	111,280	2,723,022
		16,192,493
Software - 4.5%
Adobe Systems, Inc. (a)	20,800	1,771,120
Atlassian Corp. PLC	1,700	40,409
Electronic Arts, Inc. (a)	21,200	1,361,888
Microsoft Corp.	151,900	7,728,672
NetSuite, Inc. (a)	24,300	1,468,206
Red Hat, Inc. (a)	7,700	503,195
Salesforce.com, Inc. (a)	141,600	9,593,400
Tyler Technologies, Inc. (a)	8,800	1,058,816
Workday, Inc. Class A (a)	26,600	1,607,970
		25,133,676
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	276,700	26,754,122
Nimble Storage, Inc. (a)	122,900	889,796
Pure Storage, Inc. Class A (a)	6,000	86,280
		27,730,198

TOTAL INFORMATION TECHNOLOGY		199,895,158

MATERIALS - 4.4%
Chemicals - 3.9%
Albemarle Corp. U.S.	10,400	584,688
E.I. du Pont de Nemours & Co.	21,800	1,326,966
Eastman Chemical Co.	31,000	1,988,650
Ecolab, Inc.	11,000	1,128,050
LyondellBasell Industries NV Class A	128,300	10,290,943
PPG Industries, Inc.	45,200	4,363,156
The Chemours Co. LLC	4,260	21,854
The Dow Chemical Co.	41,600	2,022,176
		21,726,483
Containers & Packaging - 0.5%
Sealed Air Corp.	60,700	2,775,811

TOTAL MATERIALS		24,502,294

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	62,100	5,892,669
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc. (a)	158,500	5,880,350

TOTAL TELECOMMUNICATION SERVICES		11,773,019

TOTAL COMMON STOCKS
(Cost $508,447,929)		541,861,251

Convertible Preferred Stocks - 1.0%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (c)	56,277	806,449
Tobacco - 0.2%
PAX Labs, Inc. Series C (c)	273,248	898,986

TOTAL CONSUMER STAPLES		1,705,435

FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp. Series G (a)(c)	282,324	903,437
INFORMATION TECHNOLOGY - 0.5%
Internet Software& Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	55,696	2,716,418
Software - 0.0%
Cloudera, Inc. Series F (a)(c)	10,396	213,118

TOTAL INFORMATION TECHNOLOGY		2,929,536

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,748,404)		5,538,408

Money Market Funds - 7.7%
Fidelity Cash Central Fund, 0.40% (d)	14,743,607	14,743,607
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	28,399,352	28,399,352
TOTAL MONEY MARKET FUNDS
(Cost $43,142,959)		43,142,959
TOTAL INVESTMENT PORTFOLIO - 105.4%
(Cost $555,339,292)		590,542,618
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(30,369,448)
NET ASSETS - 100%		$560,173,170

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,538,408 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$749,998
Cloudera, Inc. Series F	2/5/14	$151,366
PAX Labs, Inc. Series C	5/22/15	$1,052,005
Redfin Corp. Series G	12/16/14	$931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,740
Fidelity Securities Lending Cash Central Fund	241,326
Total	$250,066

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,371,281	$105,371,281	$--	$--
Consumer Staples	29,488,341	27,782,906	--	1,705,435
Energy	2,158,561	2,158,561	--	--
Financials	29,796,457	28,893,020	--	903,437
Health Care	94,799,381	94,799,381	--	--
Industrials	46,685,631	46,685,631	--	--
Information Technology	202,824,694	199,895,158	--	2,929,536
Materials	24,502,294	24,502,294	--	--
Telecommunication Services	11,773,019	11,773,019	--	--
Money Market Funds	43,142,959	43,142,959	--	--
Total Investments in Securities:	$590,542,618	$585,004,210	$--	$5,538,408

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $558,524,442. Net unrealized appreciation aggregated $32,018,176, of which $74,791,187 related to appreciated investment securities and $42,773,011 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 29, 2016

SO-QTLY-0416
1.797930.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 3.0%
Delphi Automotive PLC	474,177	$31,618
Tenneco, Inc. (a)	90,224	4,107
		35,725
Automobiles - 3.2%
General Motors Co.	1,284,836	37,826
Diversified Consumer Services - 1.4%
Service Corp. International	691,750	16,270
Hotels, Restaurants & Leisure - 2.4%
Cedar Fair LP (depositary unit)	227,420	13,404
Wyndham Worldwide Corp.	199,867	14,558
		27,962
Household Durables - 3.9%
CalAtlantic Group, Inc.	527,581	16,007
Lennar Corp. Class A	424,700	17,812
PulteGroup, Inc.	744,504	12,798
		46,617
Leisure Products - 4.0%
Hasbro, Inc.	266,797	20,242
Vista Outdoor, Inc. (a)	557,700	27,495
		47,737
Media - 1.3%
Omnicom Group, Inc.	120,112	9,346
Regal Entertainment Group Class A (b)	330,800	6,513
		15,859
Specialty Retail - 1.4%
Asbury Automotive Group, Inc. (a)	111,241	6,496
GameStop Corp. Class A (b)	313,213	9,653
		16,149
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	36,500	2,889

TOTAL CONSUMER DISCRETIONARY		247,034

CONSUMER STAPLES - 7.6%
Beverages - 3.6%
Cott Corp.	3,511,564	43,058
Food & Staples Retailing - 1.9%
CVS Health Corp.	237,100	23,039
Food Products - 1.1%
Calavo Growers, Inc.	232,028	12,427
Household Products - 1.0%
Procter & Gamble Co.	142,100	11,409

TOTAL CONSUMER STAPLES		89,933

ENERGY - 2.6%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	5,927
Oil, Gas & Consumable Fuels - 2.1%
HollyFrontier Corp.	76,400	2,584
Kinder Morgan, Inc.	170,400	3,083
Valero Energy Corp.	327,300	19,664
		25,331

TOTAL ENERGY		31,258

FINANCIALS - 17.9%
Banks - 15.6%
Bank of America Corp.	3,600,313	45,076
CIT Group, Inc.	157,349	4,691
Citigroup, Inc.	1,062,223	41,267
JPMorgan Chase & Co.	314,200	17,689
Regions Financial Corp.	774,763	5,826
SunTrust Banks, Inc.	249,500	8,278
U.S. Bancorp	1,129,384	43,504
Wells Fargo & Co.	377,370	17,706
		184,037
Capital Markets - 0.6%
The Blackstone Group LP	267,400	6,944
Insurance - 1.7%
AFLAC, Inc.	158,186	9,415
Progressive Corp.	347,700	11,099
		20,514

TOTAL FINANCIALS		211,495

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 6.2%
Alere, Inc. (a)	172,283	9,183
Boston Scientific Corp. (a)	1,785,400	30,316
St. Jude Medical, Inc.	463,300	24,875
Zimmer Biomet Holdings, Inc.	87,600	8,481
		72,855
Health Care Providers & Services - 3.5%
DaVita HealthCare Partners, Inc. (a)	158,496	10,456
Universal Health Services, Inc. Class B	278,914	30,784
		41,240
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	207,500	9,806
Pharmaceuticals - 6.1%
Johnson & Johnson	187,800	19,758
Merck & Co., Inc.	474,100	23,805
Sanofi SA sponsored ADR	720,344	28,490
		72,053

TOTAL HEALTH CARE		195,954

INDUSTRIALS - 8.2%
Aerospace & Defense - 4.6%
Esterline Technologies Corp. (a)	180,022	10,083
Honeywell International, Inc.	139,500	14,138
Orbital ATK, Inc.	278,850	23,356
Textron, Inc.	223,717	7,640
		55,217
Airlines - 0.3%
Air Canada (a)	674,400	3,599
Machinery - 2.1%
Deere & Co. (b)	164,900	13,222
Ingersoll-Rand PLC	208,100	11,562
		24,784
Road & Rail - 0.4%
Hertz Global Holdings, Inc. (a)	557,200	4,736
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	467,200	9,372

TOTAL INDUSTRIALS		97,708

INFORMATION TECHNOLOGY - 5.0%
IT Services - 0.8%
Fidelity National Information Services, Inc.	165,730	9,654
Semiconductors & Semiconductor Equipment - 2.3%
Cypress Semiconductor Corp. (b)	1,507,475	12,030
Micron Technology, Inc. (a)	559,183	5,944
ON Semiconductor Corp. (a)	1,152,770	9,672
		27,646
Software - 1.9%
Microsoft Corp.	429,324	21,844

TOTAL INFORMATION TECHNOLOGY		59,144

MATERIALS - 11.7%
Chemicals - 9.0%
Ashland, Inc.	83,100	7,919
Axiall Corp.	284,126	5,654
LyondellBasell Industries NV Class A	965,892	77,473
PPG Industries, Inc.	154,592	14,923
		105,969
Containers & Packaging - 2.7%
WestRock Co.	956,000	32,284

TOTAL MATERIALS		138,253

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc. (a)	558,139	27,098
UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	567,563	7,129
Dynegy, Inc. (a)	441,400	4,449
		11,578
Multi-Utilities - 1.4%
Sempra Energy	179,639	17,337

TOTAL UTILITIES		28,915

TOTAL COMMON STOCKS
(Cost $848,098)		1,126,792
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 3.6%
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Chesapeake Energy Corp. 4.875% 4/15/22	15,220	3,196
Continental Resources, Inc. 4.5% 4/15/23	10,000	7,153
Peabody Energy Corp. 6.25% 11/15/21	15,405	404
Sabine Pass Liquefaction LLC 5.75% 5/15/24	20,000	18,412
Whiting Petroleum Corp. 5.75% 3/15/21	10,000	4,675
		33,840
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (c)	10,000	8,000
TOTAL NONCONVERTIBLE BONDS
(Cost $57,255)		41,840

Preferred Securities - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
Barclays PLC 6.625% (Cost $9,904)(d)(e)	10,000	8,540
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.40% (f)	4,728,509	4,729
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	35,584,300	35,584
TOTAL MONEY MARKET FUNDS
(Cost $40,313)		40,313
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $955,570)		1,217,485
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(34,149)
NET ASSETS - 100%		$1,183,336

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,000,000 or 0.7% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65
Fidelity Securities Lending Cash Central Fund	147
Total	$212

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$247,034	$247,034	$--	$--
Consumer Staples	89,933	89,933	--	--
Energy	31,258	31,258	--	--
Financials	211,495	211,495	--	--
Health Care	195,954	195,954	--	--
Industrials	97,708	97,708	--	--
Information Technology	59,144	59,144	--	--
Materials	138,253	138,253	--	--
Telecommunication Services	27,098	27,098	--	--
Utilities	28,915	28,915	--	--
Corporate Bonds	41,840	--	41,840	--
Preferred Securities	8,540	--	8,540	--
Money Market Funds	40,313	40,313	--	--
Total Investments in Securities:	$1,217,485	$1,167,105	$50,380	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $957,631,000. Net unrealized appreciation aggregated $259,854,000, of which $359,924,000 related to appreciated investment securities and $100,070,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 29, 2016

AEV-QTLY-0416
1.797934.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
Hyundai Mobis	3,315	$665,998
Media - 9.0%
Cablevision Systems Corp. - NY Group Class A	34,300	1,115,779
CBS Corp. Class B	35,800	1,732,004
Corus Entertainment, Inc.:
rights 10/3/16 (a)(b)	24,900	194,710
Class B (non-vtg.) (c)	48,700	387,296
Discovery Communications, Inc. Class A (a)(c)	56,600	1,415,000
John Wiley & Sons, Inc. Class A	23,115	1,006,196
Lions Gate Entertainment Corp.	49,100	1,036,010
Starz Series A (a)	63,900	1,609,641
Time Warner Cable, Inc.	5,300	1,011,558
Time Warner, Inc.	18,000	1,191,600
Twenty-First Century Fox, Inc. Class A	61,300	1,656,326
Viacom, Inc. Class B (non-vtg.)	46,800	1,724,580
		14,080,700
Multiline Retail - 0.5%
Macy's, Inc.	19,347	835,984
Specialty Retail - 1.2%
Bed Bath & Beyond, Inc. (a)	16,300	781,585
GNC Holdings, Inc.	37,900	1,079,392
		1,860,977
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	11,800	933,970

TOTAL CONSUMER DISCRETIONARY		18,377,629

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
C&C Group PLC	232,281	870,759
SABMiller PLC	3,800	220,976
		1,091,735
Food & Staples Retailing - 1.9%
CVS Health Corp.	12,300	1,195,191
Rite Aid Corp. (a)	121,300	964,335
Wal-Mart Stores, Inc.	12,800	849,152
		3,008,678
Food Products - 1.2%
Seaboard Corp. (a)	300	877,500
The J.M. Smucker Co.	7,479	954,096
		1,831,596

TOTAL CONSUMER STAPLES		5,932,009

ENERGY - 8.6%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	37,300	1,599,051
BW Offshore Ltd.	1,534,900	216,941
National Oilwell Varco, Inc.	17,700	518,079
		2,334,071
Oil, Gas & Consumable Fuels - 7.1%
BW LPG Ltd.	35,735	232,416
Chevron Corp.	42,897	3,579,326
GasLog Ltd.	14,800	140,600
GasLog Partners LP	10,900	167,097
Golar LNG Partners LP	18,900	275,940
Hoegh LNG Holdings Ltd.	10,100	97,489
Hoegh LNG Partners LP	10,700	163,710
Niska Gas Storage Partners LLC (a)	94,573	312,091
Phillips 66 Co.	20,500	1,627,495
Suncor Energy, Inc.	80,400	1,965,729
Teekay Corp.	133,000	1,064,000
Teekay LNG Partners LP	76,400	781,572
Teekay Offshore Partners LP	267,200	790,912
		11,198,377

TOTAL ENERGY		13,532,448

FINANCIALS - 26.0%
Banks - 9.8%
JPMorgan Chase & Co.	94,352	5,312,018
Regions Financial Corp.	213,600	1,606,272
SunTrust Banks, Inc.	52,200	1,731,996
U.S. Bancorp	65,966	2,541,010
Wells Fargo & Co.	89,932	4,219,609
		15,410,905
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	13,600	2,033,608
GP Investments Ltd. Class A (depositary receipt) (a)	175,100	307,419
		2,341,027
Consumer Finance - 3.1%
American Express Co.	15,700	872,606
Capital One Financial Corp.	19,618	1,289,491
Discover Financial Services	33,300	1,545,786
Synchrony Financial (a)	43,400	1,169,630
		4,877,513
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	37,469	5,027,216
Insurance - 5.0%
Allied World Assurance Co. Holdings AG	27,700	897,203
Allstate Corp.	22,900	1,453,234
Chubb Ltd.	14,400	1,663,632
FNF Group	27,280	899,694
FNFV Group (a)	36,192	368,073
Prudential PLC	46,872	816,238
The Travelers Companies, Inc.	17,287	1,858,698
		7,956,772
Real Estate Investment Trusts - 3.4%
American Capital Agency Corp.	85,101	1,537,775
Annaly Capital Management, Inc.	195,105	1,976,414
MFA Financial, Inc.	262,536	1,787,870
		5,302,059

TOTAL FINANCIALS		40,915,492

HEALTH CARE - 16.4%
Biotechnology - 2.7%
Amgen, Inc.	18,000	2,561,040
Baxalta, Inc.	18,700	720,324
Biogen, Inc. (a)	3,100	804,202
Dyax Corp. rights 12/31/19 (a)	58,900	137,237
		4,222,803
Health Care Providers& Services - 4.4%
Aetna, Inc.	4,100	445,383
Anthem, Inc.	5,700	744,933
Cigna Corp.	14,200	1,982,462
Express Scripts Holding Co. (a)	23,799	1,674,974
Laboratory Corp. of America Holdings (a)	12,500	1,373,000
McKesson Corp.	4,900	762,538
		6,983,290
Pharmaceuticals - 9.3%
Allergan PLC (a)	11,700	3,394,287
Johnson & Johnson	56,692	5,964,563
Sanofi SA sponsored ADR	50,300	1,989,365
Teva Pharmaceutical Industries Ltd. sponsored ADR	58,732	3,265,499
		14,613,714

TOTAL HEALTH CARE		25,819,807

INDUSTRIALS - 8.5%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	39,900	1,272,810
United Technologies Corp.	18,000	1,739,160
		3,011,970
Industrial Conglomerates - 3.2%
General Electric Co.	171,100	4,985,854
Machinery - 1.7%
Deere & Co. (c)	32,410	2,598,634
Professional Services - 1.1%
Dun & Bradstreet Corp.	18,800	1,800,852
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	24,300	868,239

TOTAL INDUSTRIALS		13,265,549

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 3.6%
Cisco Systems, Inc.	93,882	2,457,831
Harris Corp.	30,400	2,371,808
Juniper Networks, Inc.	32,200	795,340
		5,624,979
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	13,398	762,614
Internet Software & Services - 1.4%
Alphabet, Inc. Class A	3,000	2,151,660
IT Services - 0.7%
The Western Union Co.	58,500	1,068,210
Software - 3.2%
Microsoft Corp.	4,100	208,608
Oracle Corp.	103,187	3,795,218
VMware, Inc. Class A (a)(c)	21,200	1,070,388
		5,074,214
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	14,200	1,372,998
EMC Corp.	146,400	3,825,432
Samsung Electronics Co. Ltd.	1,527	1,451,358
SanDisk Corp.	41,800	3,020,468
		9,670,256

TOTAL INFORMATION TECHNOLOGY		24,351,933

MATERIALS - 3.7%
Chemicals - 3.2%
CF Industries Holdings, Inc.	76,675	2,795,571
LyondellBasell Industries NV Class A	27,900	2,237,859
		5,033,430
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	67,300	829,809

TOTAL MATERIALS		5,863,239

UTILITIES - 4.1%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	20,600	1,272,050
Edison International	12,593	858,339
Exelon Corp.	72,900	2,295,621
Xcel Energy, Inc.	30,100	1,190,154
		5,616,164
Independent Power and Renewable Electricity Producers - 0.5%
Vivint Solar, Inc. (a)(c)	100,500	792,945

TOTAL UTILITIES		6,409,109

TOTAL COMMON STOCKS
(Cost $158,113,933)		154,467,215
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.3% to 0.31% 5/19/16 to 5/26/16 (d)
(Cost $359,744)	360,000	359,740
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.40% (e)	2,746,423	$2,746,423
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	4,762,938	4,762,938
TOTAL MONEY MARKET FUNDS
(Cost $7,509,361)		7,509,361
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $165,983,038)		162,336,316
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(5,162,792)
NET ASSETS - 100%		$157,173,524

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 ICE Russell 1000 Value Index Contracts (United States)	March 2016	1,362,000	$(174)

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $194,710 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $91,940.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Corus Entertainment, Inc. rights 10/3/16	1/27/16	$158,891

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,098
Fidelity Securities Lending Cash Central Fund	4,513
Total	$9,611

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$18,377,629	$18,377,629	$--	$--
Consumer Staples	5,932,009	5,932,009	--	--
Energy	13,532,448	13,532,448	--	--
Financials	40,915,492	40,099,254	816,238	--
Health Care	25,819,807	25,682,570	--	137,237
Industrials	13,265,549	13,265,549	--	--
Information Technology	24,351,933	24,351,933	--	--
Materials	5,863,239	5,863,239	--	--
Utilities	6,409,109	6,409,109	--	--
U.S. Government and Government Agency Obligations	359,740	--	359,740	--
Money Market Funds	7,509,361	7,509,361	--	--
Total Investments in Securities:	$162,336,316	$161,023,101	$1,175,978	$137,237
Derivative Instruments:
Liabilities
Futures Contracts	$(174)	$(174)	$--	$--
Total Liabilities	$(174)	$(174)	$--	$--
Total Derivative Instruments:	$(174)	$(174)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $166,369,127. Net unrealized depreciation aggregated $4,032,811, of which $9,823,930 related to appreciated investment securities and $13,856,741 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 29, 2016

EPG-QTLY-0416
1.797923.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 1.1%
Tesla Motors, Inc. (a)	153,600	$29,480
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	166,600	10,557
Houghton Mifflin Harcourt Co. (a)	221,900	4,174
Nord Anglia Education, Inc. (a)	249,236	4,833
ServiceMaster Global Holdings, Inc. (a)	131,000	4,969
		24,533
Hotels, Restaurants & Leisure - 4.4%
Buffalo Wild Wings, Inc. (a)	52,400	8,313
Chipotle Mexican Grill, Inc. (a)	17,700	9,012
Dave & Buster's Entertainment, Inc. (a)	189,700	7,002
Domino's Pizza, Inc.	184,800	24,586
Jubilant Foodworks Ltd.	52,463	765
Popeyes Louisiana Kitchen, Inc. (a)	116,700	6,359
Starbucks Corp.	940,402	54,741
Wingstop, Inc. (b)	57,700	1,374
		112,152
Household Durables - 0.8%
Harman International Industries, Inc.	201,000	15,413
Toll Brothers, Inc. (a)	205,800	5,649
		21,062
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	117,800	65,087
Netflix, Inc. (a)	122,200	11,415
NutriSystem, Inc.	122,400	2,491
		78,993
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	202,642	26
Media - 0.2%
Sirius XM Holdings, Inc. (a)(b)	1,291,100	4,803
Specialty Retail - 4.4%
AutoZone, Inc. (a)	18,400	14,252
Five Below, Inc. (a)	335,100	12,851
Home Depot, Inc.	518,244	64,324
L Brands, Inc.	100,900	8,555
Lowe's Companies, Inc.	152,700	10,312
MarineMax, Inc. (a)	209,400	3,715
		114,009
Textiles, Apparel & Luxury Goods - 0.8%
Kate Spade & Co. (a)	1,104,724	21,896

TOTAL CONSUMER DISCRETIONARY		406,954

CONSUMER STAPLES - 6.4%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	54,000	7,637
Kweichow Moutai Co. Ltd.	64,130	2,103
Molson Coors Brewing Co. Class B	119,500	10,190
The Coca-Cola Co.	651,626	28,105
		48,035
Food & Staples Retailing - 0.9%
CVS Health Corp.	165,200	16,052
Whole Foods Market, Inc.	248,083	7,767
		23,819
Household Products - 0.3%
Procter & Gamble Co.	104,691	8,406
Personal Products - 1.6%
Avon Products, Inc.	432,100	1,646
Estee Lauder Companies, Inc. Class A	101,200	9,243
Herbalife Ltd. (a)	536,166	29,355
		40,244
Tobacco - 1.7%
Reynolds American, Inc.	855,700	43,153

TOTAL CONSUMER STAPLES		163,657

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.	400,900	15,214
Golar LNG Ltd.	264,848	4,855
		20,069
FINANCIALS - 7.5%
Banks - 0.9%
First Republic Bank	302,800	18,634
HDFC Bank Ltd. (a)	68,446	1,119
M&T Bank Corp.	25,400	2,605
		22,358
Capital Markets - 1.8%
BlackRock, Inc. Class A	42,000	13,102
E*TRADE Financial Corp. (a)	850,445	19,951
HFF, Inc.	199,700	4,998
Invesco Ltd.	282,523	7,555
JMP Group, Inc.	141,100	706
PJT Partners, Inc.	21,880	609
		46,921
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	55,800	7,487
Broadcom Ltd.	17,600	2,358
CME Group, Inc.	177,500	16,231
McGraw Hill Financial, Inc.	265,775	23,851
MSCI, Inc. Class A	155,600	10,973
		60,900
Real Estate Investment Trusts - 0.8%
American Tower Corp.	231,700	21,363
Real Estate Management & Development - 1.4%
Realogy Holdings Corp. (a)	1,127,128	36,034
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	229,300	4,414

TOTAL FINANCIALS		191,990

HEALTH CARE - 15.3%
Biotechnology - 8.7%
Amgen, Inc.	178,100	25,340
BioMarin Pharmaceutical, Inc. (a)	161,679	13,237
Celgene Corp. (a)	161,600	16,294
Cytokinetics, Inc. (a)	57,600	363
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	272
Gilead Sciences, Inc.	1,199,047	104,617
Insmed, Inc. (a)	744,220	9,102
Medivation, Inc. (a)	1,088,000	38,918
Vertex Pharmaceuticals, Inc. (a)	190,300	16,269
		224,412
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	374,200	6,354
Edwards Lifesciences Corp. (a)	31,200	2,714
Medtronic PLC	138,800	10,742
Novadaq Technologies, Inc. (a)(b)	575,300	5,529
ResMed, Inc.	115,700	6,584
		31,923
Health Care Providers & Services - 0.1%
VCA, Inc. (a)	24,600	1,255
Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	3,065,000	44,099
Endo Health Solutions, Inc. (a)	100,000	4,181
Teva Pharmaceutical Industries Ltd. sponsored ADR	510,200	28,367
Valeant Pharmaceuticals International, Inc. (Canada) (a)	905,300	59,569
		136,216

TOTAL HEALTH CARE		393,806

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.7%
TransDigm Group, Inc. (a)	51,777	11,059
United Technologies Corp.	84,200	8,135
		19,194
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	57,600	4,022
United Parcel Service, Inc. Class B	138,000	13,324
		17,346
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR	262,060	21,796
Building Products - 0.8%
A.O. Smith Corp.	138,138	9,722
Caesarstone Sdot-Yam Ltd. (a)	258,500	9,585
		19,307
Electrical Equipment - 0.9%
Acuity Brands, Inc.	65,200	13,655
AMETEK, Inc.	199,955	9,280
		22,935
Industrial Conglomerates - 2.8%
Danaher Corp.	674,214	60,187
Roper Technologies, Inc.	74,369	12,489
		72,676
Professional Services - 1.8%
Equifax, Inc.	104,000	10,908
Resources Connection, Inc.	311,700	4,323
Robert Half International, Inc.	287,800	11,336
WageWorks, Inc. (a)	393,568	18,958
		45,525
Road & Rail - 0.0%
Swift Transporation Co. (a)	57,400	978
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	1,030,100	28,626

TOTAL INDUSTRIALS		248,383

INFORMATION TECHNOLOGY - 39.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	3,958
TE Connectivity Ltd.	19,423	1,106
		5,064
Internet Software & Services - 24.6%
58.com, Inc. ADR (a)	141,400	7,494
Alibaba Group Holding Ltd. sponsored ADR (a)	374,500	25,769
Alphabet, Inc.:
Class A	278,350	199,638
Class C	79,436	55,428
Cvent, Inc. (a)	324,878	6,345
Facebook, Inc. Class A (a)	3,112,400	332,772
Just Dial Ltd.	139,013	1,089
JUST EAT Ltd. (a)	825,555	4,432
Shopify, Inc. Class A	3,600	81
		633,048
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	359,900	20,507
Global Payments, Inc.	233,700	14,244
MasterCard, Inc. Class A	81,000	7,041
Travelport Worldwide Ltd.	143,600	1,864
Visa, Inc. Class A	672,532	48,685
		92,341
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	168,728	5,713
Monolithic Power Systems, Inc.	162,432	9,593
		15,306
Software - 9.1%
Activision Blizzard, Inc.	246,600	7,810
Adobe Systems, Inc. (a)	363,400	30,944
Computer Modelling Group Ltd.	627,900	4,525
CyberArk Software Ltd. (a)(b)	91,800	3,440
Electronic Arts, Inc. (a)	767,645	49,314
Fleetmatics Group PLC (a)	381,493	13,776
HubSpot, Inc. (a)	151,700	6,320
Intuit, Inc.	56,500	5,460
Mobileye NV (a)(b)	802,767	26,058
Red Hat, Inc. (a)	249,100	16,279
Salesforce.com, Inc. (a)	928,292	62,892
ServiceNow, Inc. (a)	7,135	392
Textura Corp. (a)	397,489	6,857
		234,067
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	418,127	40,429

TOTAL INFORMATION TECHNOLOGY		1,020,255

MATERIALS - 0.0%
Chemicals - 0.0%
CF Industries Holdings, Inc.	2,600	95
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	53,500	5,077
TOTAL COMMON STOCKS
(Cost $2,175,141)		2,450,286

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(c)	875,350	3,265
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.9%
Uber Technologies, Inc. Series D, 8.00% (a)(c)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	105,425	1,533

TOTAL INFORMATION TECHNOLOGY		25,188

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		28,453

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.40% (d)	83,217,342	83,217
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	25,564,653	25,565
TOTAL MONEY MARKET FUNDS
(Cost $108,782)		108,782
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,297,603)		2,587,521
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(12,690)
NET ASSETS - 100%		$2,574,831

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,479,000 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
NJOY, Inc.	9/11/13	$1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$132
Fidelity Securities Lending Cash Central Fund	120
Total	$252

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$410,219	$406,928	$--	$3,291
Consumer Staples	163,657	163,657	--	--
Energy	20,069	20,069	--	--
Financials	191,990	190,871	1,119	--
Health Care	393,806	349,435	44,371	--
Industrials	248,383	248,383	--	--
Information Technology	1,045,443	1,020,255	--	25,188
Materials	95	95	--	--
Telecommunication Services	5,077	5,077	--	--
Money Market Funds	108,782	108,782	--	--
Total Investments in Securities:	$2,587,521	$2,513,552	$45,490	$28,479

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,124
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	3,355
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,479
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$3,355

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 02/29/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$28,479	Last transaction price	Transaction price	$0.13 - $48.77 / $48.72	Increase
		Market comparable	Discount rate	15.0%	Decrease
			P/E multiple	9.8	Increase
			EV/Sales multiple	3.2	Increase
			Discount for lack of marketability	20.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,304,416,000. Net unrealized appreciation aggregated $283,105,000, of which $511,793,000 related to appreciated investment securities and $228,688,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 29, 2016

AXS5-QTLY-0416
1.967946.102

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.6%
Gentex Corp.	173,100	$2,520,336
Diversified Consumer Services - 1.8%
Grand Canyon Education, Inc. (a)	82,000	3,196,360
Meiko Network Japan Co. Ltd.	222,100	2,192,718
Tsukada Global Holdings, Inc.	392,500	2,403,810
		7,792,888
Household Durables - 1.4%
Tupperware Brands Corp.	126,000	6,294,960
Internet & Catalog Retail - 0.5%
Duluth Holdings, Inc.	13,840	229,052
HSN, Inc.	34,600	1,836,914
		2,065,966
Media - 0.2%
Crown Media Holdings, Inc. Class A (a)	162,000	711,180
Specialty Retail - 5.2%
Aarons, Inc. Class A	181,400	4,170,386
Hibbett Sports, Inc. (a)(b)	132,200	4,693,100
Jumbo SA (a)	35,381	431,079
Sally Beauty Holdings, Inc. (a)	292,600	9,240,308
Select Comfort Corp. (a)	238,900	4,276,310
		22,811,183
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)(b)	70,700	3,316,537

TOTAL CONSUMER DISCRETIONARY		45,513,050

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 2.7%
Sundrug Co. Ltd.	66,000	4,361,780
Tsuruha Holdings, Inc.	68,800	5,818,448
United Natural Foods, Inc. (a)	47,700	1,472,022
		11,652,250
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Cathedral Energy Services Ltd.	373,600	91,122
Oil, Gas & Consumable Fuels - 2.2%
Delek Logistics Partners LP	103,600	3,307,948
World Fuel Services Corp.	133,515	6,249,837
		9,557,785

TOTAL ENERGY		9,648,907

FINANCIALS - 23.1%
Banks - 6.5%
Allegiance Bancshares, Inc. (a)(b)	56,420	973,809
Bank of the Ozarks, Inc.	86,000	3,254,240
BBCN Bancorp, Inc.	48,000	686,880
ConnectOne Bancorp, Inc.	271,300	4,183,446
East West Bancorp, Inc.	104,600	3,134,862
First NBC Bank Holding Co. (a)	161,300	3,803,454
German American Bancorp, Inc.	39,887	1,273,592
Investors Bancorp, Inc.	631,699	7,150,833
Wilshire Bancorp, Inc.	414,900	4,082,616
		28,543,732
Consumer Finance - 1.6%
PRA Group, Inc. (a)	140,200	3,420,880
SLM Corp. (a)	595,500	3,477,720
		6,898,600
Insurance - 9.1%
Allied World Assurance Co. Holdings AG	96,700	3,132,113
CNO Financial Group, Inc.	463,800	8,084,034
Enstar Group Ltd. (a)	26,000	4,109,300
Hanover Insurance Group, Inc.	37,700	3,127,215
James River Group Holdings Ltd.	104,100	3,042,843
National Western Life Group, Inc.	3,800	815,518
Primerica, Inc.	217,359	9,170,376
Reinsurance Group of America, Inc.	93,800	8,451,380
		39,932,779
Real Estate Investment Trusts - 2.1%
MFA Financial, Inc.	689,800	4,697,538
VEREIT, Inc.	542,000	4,346,840
		9,044,378
Real Estate Management & Development - 0.6%
Relo Holdings Corp.	22,600	2,770,235
Thrifts & Mortgage Finance - 3.2%
BofI Holding, Inc. (a)(b)	429,200	7,953,076
Meridian Bancorp, Inc.	173,610	2,394,082
Oritani Financial Corp.	218,500	3,697,020
		14,044,178

TOTAL FINANCIALS		101,233,902

HEALTH CARE - 12.3%
Biotechnology - 1.7%
United Therapeutics Corp. (a)	59,700	7,279,818
Health Care Equipment & Supplies - 0.9%
Fukuda Denshi Co. Ltd.	20,200	1,108,898
The Cooper Companies, Inc.	20,800	2,973,568
		4,082,466
Health Care Providers & Services - 7.5%
Aceto Corp.	212,200	4,551,690
AmSurg Corp. (a)	59,900	4,076,195
HealthSouth Corp.	179,000	6,306,170
MEDNAX, Inc. (a)	51,920	3,480,717
Providence Service Corp. (a)	106,100	5,040,811
Ryman Healthcare Group Ltd.	145,526	769,014
Sigma Pharmaceuticals Ltd.	585,963	347,132
The Ensign Group, Inc.	409,600	8,400,896
		32,972,625
Life Sciences Tools & Services - 0.7%
VWR Corp. (a)	125,500	3,062,200
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	25,800	3,136,764
Sawai Pharmaceutical Co. Ltd.	48,500	3,351,284
		6,488,048

TOTAL HEALTH CARE		53,885,157

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	177,800	5,671,820
Engility Holdings, Inc.	106,100	1,539,511
Moog, Inc. Class A (a)	70,700	3,052,826
Teledyne Technologies, Inc. (a)	34,600	2,947,228
		13,211,385
Commercial Services & Supplies - 5.5%
Coor Service Management Holding AB	207,400	872,055
Deluxe Corp.	95,700	5,494,137
Mitie Group PLC	906,100	3,524,929
UniFirst Corp.	44,200	4,659,122
West Corp.	435,400	9,700,712
		24,250,955
Electrical Equipment - 1.3%
EnerSys	106,700	5,480,112
Machinery - 3.8%
Federal Signal Corp.	318,400	3,776,224
Hy-Lok Corp.	120,411	2,448,257
Standex International Corp.	93,900	6,613,377
TriMas Corp. (a)	237,200	3,923,288
		16,761,146
Marine - 0.3%
SITC International Holdings Co. Ltd.	3,074,000	1,375,347
Professional Services - 0.9%
Benefit One, Inc.	190,800	3,781,042

TOTAL INDUSTRIALS		64,859,987

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 8.2%
CDW Corp.	290,500	11,497,991
Insight Enterprises, Inc. (a)	233,200	6,086,520
SYNNEX Corp.	111,612	10,494,876
Zebra Technologies Corp. Class A (a)	126,900	7,839,882
		35,919,269
Internet Software & Services - 1.5%
Stamps.com, Inc. (a)	57,700	6,839,181
IT Services - 8.8%
Blackhawk Network Holdings, Inc. (a)	156,900	5,309,496
Cardtronics, Inc. (a)	172,800	5,826,816
EVERTEC, Inc.	233,100	2,773,890
Global Payments, Inc.	142,400	8,679,280
MoneyGram International, Inc. (a)	158,800	854,344
Perficient, Inc. (a)	137,600	2,483,680
Syntel, Inc. (a)	230,800	10,552,176
WEX, Inc. (a)	30,200	1,972,060
		38,451,742
Software - 2.0%
NIIT Technologies Ltd.	286,728	1,763,752
Sword Group	74,648	1,821,447
Verint Systems, Inc. (a)	105,800	3,759,074
Zensar Technologies Ltd.	116,802	1,443,563
		8,787,836

TOTAL INFORMATION TECHNOLOGY		89,998,028

MATERIALS - 2.4%
Chemicals - 1.7%
Innospec, Inc.	32,800	1,423,520
PolyOne Corp.	226,400	6,092,424
		7,515,944
Paper & Forest Products - 0.7%
Neenah Paper, Inc.	52,200	3,161,232

TOTAL MATERIALS		10,677,176

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
APT Satellite Holdings Ltd.	509,250	397,419
Asia Satellite Telecommunications Holdings Ltd.	129,500	186,473
Vocus Communications Ltd. (b)	60,009	351,218
		935,110
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd. (Israel) (a)	32,400	195,448
Partner Communications Co. Ltd. (a)	39,845	186,548
		381,996

TOTAL TELECOMMUNICATION SERVICES		1,317,106

UTILITIES - 0.2%
Gas Utilities - 0.2%
Star Gas Partners LP	100,800	801,360
TOTAL COMMON STOCKS
(Cost $396,791,623)		389,586,923
	Principal Amount	Value

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.32% 3/31/16 to 5/19/16 (c)
(Cost $2,528,671)	2,530,000	2,528,773
	Shares	Value

Money Market Funds - 14.9%
Fidelity Cash Central Fund, 0.40% (d)	47,891,473	$47,891,473
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	17,491,281	17,491,281
TOTAL MONEY MARKET FUNDS
(Cost $65,382,754)		65,382,754
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $464,703,048)		457,498,450
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(19,356,530)
NET ASSETS - 100%		$438,141,920

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
434 ICE Russell 2000 Index Contracts (United States)	March 2016	44,775,780	$(1,960,611)

The face value of futures purchased as a percentage of Net Assets is 10.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,528,773.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,865
Fidelity Securities Lending Cash Central Fund	31,583
Total	$63,448

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$45,513,050	$40,916,522	$4,596,528	$--
Consumer Staples	11,652,250	1,472,022	10,180,228	--
Energy	9,648,907	9,648,907	--	--
Financials	101,233,902	98,463,667	2,770,235	--
Health Care	53,885,157	49,424,975	4,460,182	--
Industrials	64,859,987	61,078,945	3,781,042	--
Information Technology	89,998,028	89,998,028	--	--
Materials	10,677,176	10,677,176	--	--
Telecommunication Services	1,317,106	1,317,106	--	--
Utilities	801,360	801,360	--	--
U.S. Government and Government Agency Obligations	2,528,773	--	2,528,773	--
Money Market Funds	65,382,754	65,382,754	--	--
Total Investments in Securities:	$457,498,450	$429,181,462	$28,316,988	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,960,611)	$(1,960,611)	$--	$--
Total Liabilities	$(1,960,611)	$(1,960,611)	$--	$--
Total Derivative Instruments:	$(1,960,611)	$(1,960,611)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 29, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$25,431,243
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $464,724,726. Net unrealized depreciation aggregated $7,226,276, of which $44,222,094 related to appreciated investment securities and $51,448,370 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 29, 2016

GO-QTLY-0416
1.797926.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.4%
Tenneco, Inc. (a)	247,100	$11,248
Automobiles - 2.1%
Tesla Motors, Inc. (a)(b)	295,200	56,658
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	87,600	3,323
Hotels, Restaurants & Leisure - 2.2%
Buffalo Wild Wings, Inc. (a)	48,300	7,663
Chipotle Mexican Grill, Inc. (a)	14,600	7,434
Dave & Buster's Entertainment, Inc. (a)	18,300	675
Dunkin' Brands Group, Inc.	144,800	6,745
Las Vegas Sands Corp.	63,892	3,085
Starbucks Corp.	603,300	35,118
		60,720
Internet & Catalog Retail - 5.5%
Amazon.com, Inc. (a)	169,000	93,376
Expedia, Inc.	191,600	19,947
Netflix, Inc. (a)	219,100	20,466
Priceline Group, Inc. (a)	12,500	15,815
Wayfair LLC Class A (a)	30,000	1,169
		150,773
Media - 4.3%
Altice NV Class A (a)	574,459	8,280
AMC Networks, Inc. Class A (a)	37,800	2,477
Charter Communications, Inc. Class A (a)(b)	270,700	48,607
Comcast Corp. Class A	322,000	18,589
Liberty Global PLC Class A (a)	201,500	7,423
Lions Gate Entertainment Corp.	272,700	5,754
The Walt Disney Co.	273,600	26,134
Twenty-First Century Fox, Inc. Class A	10,500	284
		117,548
Multiline Retail - 0.2%
Dollar General Corp.	85,100	6,319
Specialty Retail - 1.3%
CarMax, Inc. (a)(b)	144,900	6,703
Home Depot, Inc.	95,500	11,853
TJX Companies, Inc.	236,100	17,495
		36,051
Textiles, Apparel & Luxury Goods - 2.8%
lululemon athletica, Inc. (a)	447,316	28,060
NIKE, Inc. Class B	517,300	31,861
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	241,498	7,950
VF Corp.	130,000	8,464
		76,335

TOTAL CONSUMER DISCRETIONARY		518,975

CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Molson Coors Brewing Co. Class B	96,000	8,186
Monster Beverage Corp.	86,900	10,906
PepsiCo, Inc.	108,200	10,584
The Coca-Cola Co.	400,000	17,252
		46,928
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	173,000	25,955
CVS Health Corp.	352,100	34,214
Walgreens Boots Alliance, Inc.	164,900	13,017
Whole Foods Market, Inc.	91,700	2,871
		76,057
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	73,000	5,384
Personal Products - 0.2%
Herbalife Ltd. (a)	106,900	5,853
Tobacco - 0.2%
Reynolds American, Inc.	81,100	4,090

TOTAL CONSUMER STAPLES		138,312

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cabot Oil & Gas Corp.	277,100	5,578
Golar LNG Ltd. (b)	28,700	526
PDC Energy, Inc. (a)	104,800	5,252
		11,356
FINANCIALS - 5.2%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	249,400	13,173
Capital Markets - 1.4%
BlackRock, Inc. Class A	80,200	25,019
Charles Schwab Corp.	414,900	10,393
Invesco Ltd.	97,100	2,596
		38,008
Consumer Finance - 0.2%
Discover Financial Services	144,333	6,700
Diversified Financial Services - 0.8%
Broadcom Ltd.	51,400	6,886
MSCI, Inc. Class A	218,400	15,402
		22,288
Insurance - 0.4%
FNF Group	217,000	7,157
Willis Group Holdings PLC	28,100	3,184
		10,341
Real Estate Investment Trusts - 1.9%
American Tower Corp.	572,600	52,794

TOTAL FINANCIALS		143,304

HEALTH CARE - 17.5%
Biotechnology - 10.9%
AbbVie, Inc.	532,200	29,063
ACADIA Pharmaceuticals, Inc. (a)	243,800	4,208
Aduro Biotech, Inc.	67,500	983
Agios Pharmaceuticals, Inc. (a)	75,400	2,892
Alexion Pharmaceuticals, Inc. (a)	137,200	19,318
Alkermes PLC (a)	407,900	13,163
Alnylam Pharmaceuticals, Inc. (a)	236,500	13,852
Amgen, Inc.	199,100	28,328
Amicus Therapeutics, Inc. (a)(b)	641,000	3,949
Asterias Biotherapeutics, Inc. (a)(b)	50,950	219
aTyr Pharma, Inc. (c)	124,876	558
Avalanche Biotechnologies, Inc. (a)	31,748	163
Biogen, Inc. (a)	78,800	20,442
BioMarin Pharmaceutical, Inc. (a)	227,900	18,658
BioTime, Inc. warrants 10/1/18 (a)	62,345	34
bluebird bio, Inc. (a)	124,200	5,741
Celgene Corp. (a)	215,370	21,716
Celldex Therapeutics, Inc. (a)	165,600	1,126
Coherus BioSciences, Inc. (a)	73,694	1,046
Edge Therapeutics, Inc. (a)	104,600	749
Esperion Therapeutics, Inc. (a)(b)	77,500	1,154
Gilead Sciences, Inc.	158,900	13,864
Infinity Pharmaceuticals, Inc. (a)	94,800	548
Insmed, Inc. (a)	375,379	4,591
Intercept Pharmaceuticals, Inc. (a)	10,235	1,140
Ionis Pharmaceuticals, Inc. (a)	574,053	19,839
Lexicon Pharmaceuticals, Inc. (a)	114,596	1,070
Merrimack Pharmaceuticals, Inc. (a)	437,800	2,535
Novavax, Inc. (a)(b)	887,700	3,870
Ophthotech Corp. (a)	77,700	3,500
Prothena Corp. PLC (a)	136,002	4,330
Regeneron Pharmaceuticals, Inc. (a)	105,600	40,553
Regulus Therapeutics, Inc. (a)(b)	318,000	2,089
Rigel Pharmaceuticals, Inc. (a)	667,248	1,515
Sage Therapeutics, Inc. (a)	15,244	448
Seres Therapeutics, Inc.	21,900	506
Spark Therapeutics, Inc.	3,500	112
Transition Therapeutics, Inc. (a)(b)	761,897	701
Vertex Pharmaceuticals, Inc. (a)	109,390	9,352
XOMA Corp. (a)(b)	1,084,759	824
		298,749
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	777,500	13,202
Medtronic PLC	195,800	15,153
Stryker Corp.	30,800	3,076
		31,431
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	117,100	9,567
Express Scripts Holding Co. (a)	67,567	4,755
McKesson Corp.	230,600	35,886
UnitedHealth Group, Inc.	88,400	10,528
		60,736
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	89,700	11,578
Castlight Health, Inc. Class B (a)	117,900	391
		11,969
Pharmaceuticals - 2.8%
AcelRx Pharmaceuticals, Inc. (a)(b)	600,917	2,229
Allergan PLC (a)	51,290	14,880
Bristol-Myers Squibb Co.	240,600	14,900
Endo Health Solutions, Inc. (a)	389,200	16,272
Innoviva, Inc.	121,400	1,423
Intra-Cellular Therapies, Inc. (a)	36,700	1,032
Teva Pharmaceutical Industries Ltd. sponsored ADR	451,200	25,087
		75,823

TOTAL HEALTH CARE		478,708

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	63,500	6,436
Air Freight & Logistics - 0.4%
FedEx Corp.	28,800	3,942
United Parcel Service, Inc. Class B	72,200	6,971
		10,913
Airlines - 3.3%
American Airlines Group, Inc.	159,000	6,519
Delta Air Lines, Inc.	313,400	15,118
JetBlue Airways Corp. (a)	526,300	11,579
Southwest Airlines Co.	893,500	37,482
Spirit Airlines, Inc. (a)	292,900	13,986
United Continental Holdings, Inc. (a)	73,600	4,214
Wizz Air Holdings PLC	4,633	118
		89,016
Electrical Equipment - 1.1%
Acuity Brands, Inc.	35,300	7,393
SolarCity Corp. (a)(b)	1,216,626	22,422
Sunrun, Inc. (a)(b)	211,000	1,186
		31,001
Industrial Conglomerates - 1.0%
3M Co.	53,900	8,455
Danaher Corp.	201,900	18,024
		26,479
Professional Services - 0.5%
TriNet Group, Inc. (a)	837,000	10,956
Verisk Analytics, Inc. (a)	41,100	2,994
		13,950
Road & Rail - 1.4%
Genesee & Wyoming, Inc. Class A (a)	197,800	11,219
Hertz Global Holdings, Inc. (a)	113,100	961
J.B. Hunt Transport Services, Inc.	175,800	13,412
TransForce, Inc.	356,000	5,678
Union Pacific Corp.	92,600	7,302
		38,572
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	440,500	12,241

TOTAL INDUSTRIALS		228,608

INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 0.2%
Infinera Corp. (a)	372,081	5,838
Electronic Equipment & Components - 0.1%
CDW Corp.	38,400	1,520
Internet Software & Services - 13.1%
Alphabet, Inc.:
Class A	114,665	82,240
Class C	117,375	81,901
Demandware, Inc. (a)(b)	210,000	7,285
Endurance International Group Holdings, Inc. (a)(b)	3,852,450	43,302
Facebook, Inc. Class A (a)	764,941	81,787
GoDaddy, Inc. (a)(b)	1,202,800	37,708
Q2 Holdings, Inc. (a)	207,800	4,212
Rackspace Hosting, Inc. (a)	320,502	6,900
Wix.com Ltd. (a)	701,635	13,492
		358,827
IT Services - 10.7%
Accenture PLC Class A	86,400	8,662
Alliance Data Systems Corp. (a)	147,600	31,015
Booz Allen Hamilton Holding Corp. Class A	240,300	6,632
Cognizant Technology Solutions Corp. Class A (a)	896,792	51,099
EPAM Systems, Inc. (a)	498,600	34,094
Fidelity National Information Services, Inc.	72,400	4,217
Gartner, Inc. Class A (a)	69,500	5,727
Global Payments, Inc.	157,800	9,618
MasterCard, Inc. Class A	404,700	35,177
PayPal Holdings, Inc. (a)	203,200	7,750
Sabre Corp.	1,097,400	29,794
Travelport Worldwide Ltd.	1,174,200	15,241
Visa, Inc. Class A	768,800	55,653
		294,679
Semiconductors & Semiconductor Equipment - 3.0%
Cypress Semiconductor Corp. (b)	653,966	5,219
Micron Technology, Inc. (a)	800,400	8,508
NVIDIA Corp.	360,330	11,300
NXP Semiconductors NV (a)	398,800	28,411
Qorvo, Inc. (a)	315,600	14,227
SolarEdge Technologies, Inc. (b)	550,757	13,477
		81,142
Software - 4.7%
Adobe Systems, Inc. (a)	104,100	8,864
Atlassian Corp. PLC	9,300	221
Electronic Arts, Inc. (a)	106,100	6,816
Microsoft Corp.	759,700	38,654
NetSuite, Inc. (a)(b)	120,400	7,275
Red Hat, Inc. (a)	38,230	2,498
Salesforce.com, Inc. (a)	764,700	51,808
Tyler Technologies, Inc. (a)	43,700	5,258
Workday, Inc. Class A (a)	129,200	7,810
		129,204
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,354,706	130,989
Nimble Storage, Inc. (a)(b)	628,700	4,552
Pure Storage, Inc. Class A (a)	31,100	447
		135,988

TOTAL INFORMATION TECHNOLOGY		1,007,198

MATERIALS - 4.5%
Chemicals - 4.0%
Albemarle Corp. U.S.	51,600	2,901
E.I. du Pont de Nemours & Co.	109,000	6,635
Eastman Chemical Co.	150,100	9,629
Ecolab, Inc.	54,700	5,609
LyondellBasell Industries NV Class A	650,400	52,169
PPG Industries, Inc.	230,300	22,231
The Chemours Co. LLC	19,160	98
The Dow Chemical Co.	207,700	10,096
		109,368
Containers & Packaging - 0.5%
Sealed Air Corp.	297,200	13,591

TOTAL MATERIALS		122,959

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	313,400	29,739
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	803,500	29,810

TOTAL TELECOMMUNICATION SERVICES		59,549

TOTAL COMMON STOCKS
(Cost $2,085,489)		2,708,969

Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (d)	217,605	3,118
Tobacco - 0.2%
PAX Labs, Inc. Series C (d)	1,069,313	3,518

TOTAL CONSUMER STAPLES		6,636

FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (a)(d)	1,081,736	3,462
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	221,104	10,784
Software - 0.1%
Cloudera, Inc. Series F (a)(d)	41,786	857
MongoDB, Inc. Series F, 8.00% (a)(d)	515,124	2,962
		3,819

TOTAL INFORMATION TECHNOLOGY		14,603

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $23,237)		24,701

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.40% (e)	476,883	477
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	116,156,900	116,157
TOTAL MONEY MARKET FUNDS
(Cost $116,634)		116,634
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $2,225,360)		2,850,304
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(110,304)
NET ASSETS - 100%		$2,740,000

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $558,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,700,000 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$2,900
Cloudera, Inc. Series F	2/5/14	$608
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series C	5/22/15	$4,117
Redfin Corp. Series G	12/16/14	$3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Securities Lending Cash Central Fund	708
Total	$718

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$518,975	$518,975	$--	$--
Consumer Staples	144,948	138,312	--	6,636
Energy	11,356	11,356	--	--
Financials	146,766	143,304	--	3,462
Health Care	478,708	478,708	--	--
Industrials	228,608	228,608	--	--
Information Technology	1,021,801	1,007,198	--	14,603
Materials	122,959	122,959	--	--
Telecommunication Services	59,549	59,549	--	--
Money Market Funds	116,634	116,634	--	--
Total Investments in Securities:	$2,850,304	$2,825,603	$--	$24,701

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,243,601,000. Net unrealized appreciation aggregated $606,703,000, of which $815,590,000, related to appreciated investment securities and $208,887,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 29, 2016

REHI-QTLY-0416
1.814099.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
		Principal Amount(a)	Value
Healthcare - 0.8%
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		$311,000	$317,964
5.875% 3/15/24		1,790,000	1,820,528
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	2,986,500
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,276,231

TOTAL HEALTHCARE			8,401,223

Homebuilders/Real Estate - 1.4%
Calatlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,097,500
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,332,547
DDR Corp.:
4.625% 7/15/22		288,000	299,248
7.875% 9/1/20		2,437,000	2,928,782
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,715,000	1,687,131
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	3,769,150
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,202,175
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,045,569

TOTAL HOMEBUILDERS/REAL ESTATE			14,362,102

Hotels - 1.6%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,122,500
FelCor Lodging LP 5.625% 3/1/23		755,000	768,213
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	923,299
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,294,250
Times Square Hotel Trust 8.528% 8/1/26 (b)		6,299,178	7,419,745

TOTAL HOTELS			15,528,007

TOTAL NONCONVERTIBLE BONDS
(Cost $36,950,656)			38,291,332

Asset-Backed Securities - 2.3%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 3.1755% 6/17/31 (b)(c)		1,000,000	918,406
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	658,928
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	1,848,827
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,395,857
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,265,000	4,091,210
Class XS, 0% 10/17/45 (b)(d)		3,289,000	0
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.2174% 6/26/34 (b)(c)		73,793	13,834
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.932% 3/20/50 (b)(c)		750,000	75
Class E, 2.532% 3/20/50 (b)(c)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		3,154,048	1,652,721
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		650,682	65
Series 2004-1A Class H1, 4.3111% 1/28/40 (b)(c)		2,713,276	271
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.077% 12/17/30 (b)(c)		600,000	560,678
Series 2014-SFR1:
Class E, 3.6755% 6/17/31 (b)(c)		2,500,000	2,345,343
Class F, 4.1755% 6/17/31 (b)(c)		2,431,000	2,249,049
Series 2014-SFR3 Class E, 4.926% 12/17/31 (b)(c)		943,000	909,248
Series 2014-SRF2 Class F, 4.4255% 9/17/31 (b)(c)		1,000,000	925,627
Series 2015-SRF1 Class E, 4.6255% 3/17/32 (b)(c)		1,000,000	953,101
Merit Securities Corp. Series 13 Class M1, 7.8388% 12/28/33 (c)		1,665,000	1,738,015
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	714,032
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		258,036	221,920
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.3858% 9/25/46 (b)(c)		1,190,000	287,998
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.2706% 2/5/36 (b)(c)		2,616,490	262
Class E, 5.1206% 2/5/36 (b)(c)		802,770	80
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.1206% 12/5/36 (b)(c)		4,749,655	475
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.6976% 11/21/40 (b)(c)		407,094	389,638
TOTAL ASSET-BACKED SECURITIES
(Cost $35,956,555)			22,875,960

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.3%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B4, 3.6343% 7/25/33 (b)(c)		1,235	0
Series 2003-R1:
Class 2B4, 3.2182% 2/25/43 (b)(c)		56,382	33,395
Class 2B5, 3.2182% 2/25/43 (b)(c)		145,189	28,240
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7528% 9/25/19 (b)(c)		12,979	106
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		55,021	38,335
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		6,045,000	6,508,467
Series 2010-K7 Class B, 5.6243% 4/25/20 (b)(c)		5,000,000	5,431,624
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		567,149	575,078
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 7% 2/19/30 (b)(c)		47,762	3,085
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.3735% 6/10/35 (b)(c)		168,784	178,554
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7931% 12/10/35 (b)(c)		78,749	10,926
Series 2004-A:
Class B7, 4.5431% 2/10/36 (b)(c)		84,650	26,790
Class B9, 9.2931% 2/10/36 (b)(c)		98,817	11,371
Series 2004-B:
Class B8, 5.0431% 2/10/36 (b)(c)		73,024	15,019
Class B9, 8.5431% 2/10/36 (b)(c)		123,931	20,921
Series 2004-C:
Class B7, 3.7931% 9/10/36 (b)(c)		472,976	78,165
Class B8, 4.5431% 9/10/36 (b)(c)		8,001	0

TOTAL PRIVATE SPONSOR			12,960,076

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)		225,216	61,885
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1752% 2/25/42 (b)(c)		67,698	48,354
Class 3B5, 3.1752% 2/25/42 (b)(c)		44,400	5,098
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.2642% 1/25/42 (b)(c)		55,593	37,689
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.1957% 12/25/42 (c)(e)		787,232	127,720
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1438% 6/25/43 (c)(e)		207,669	114,188
Class 2B5, 3.1438% 6/25/43 (c)(e)		143,484	14,006

TOTAL U.S. GOVERNMENT AGENCY			408,940

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,103,310)			13,369,016

Commercial Mortgage Securities - 76.9%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,379,224
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,430,321
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		5,000,000	4,751,750
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,048,442
Series 2005-1 Class CJ, 5.5161% 11/10/42 (c)		983,048	982,234
Series 2005-5 Class D, 5.5604% 10/10/45 (c)		2,114,658	2,114,599
Series 2008-1 Class D, 6.467% 2/10/51 (b)(c)		1,970,000	1,530,634
Bank of America Commercial Mortgage Trust Series 2015-UBS7:
Class C, 4.5122% 9/15/48 (c)		1,826,000	1,709,454
Class D, 3.167% 9/15/48		1,130,000	770,207
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		5,922,000	5,144,851
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.8216% 4/12/38 (b)(c)		1,370,000	1,397,333
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.6381% 3/11/39 (c)		3,175,000	3,171,600
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		5,376,806	5,662,277
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(c)		20,991	16,352
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.6939% 10/25/22 (b)(c)		26,264	23,079
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4646% 8/15/29 (b)(c)		2,591,000	2,368,064
Series 2014-CLMZ Class M, 6.1585% 8/15/29 (b)(c)		6,272,039	5,923,998
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1805% 8/15/26 (b)(c)		1,750,000	1,740,727
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.431% 11/15/19 (b)(c)		14,436,000	13,965,139
Class F, 3.0147% 11/15/19 (b)(c)		1,703,000	1,592,775
Class MZA, 6.4075% 11/15/19 (b)(c)		4,495,000	4,404,441
Class MZB, 8.1529% 11/15/29 (b)(c)		2,680,000	2,618,725
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9145% 6/15/31 (b)(c)		2,431,000	2,345,560
Class YTC3, 2.9145% 6/15/31 (b)(c)		874,000	834,320
Series 2014-FL1, 2.9145% 6/15/31 (b)(c)		2,431,000	2,367,369
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		3,000,000	2,709,376
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		3,300,000	3,414,734
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,005,127
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2745% 9/10/46 (b)(c)		8,792,000	7,351,964
Series 2015-SHP2 Class E, 4.777% 7/15/27 (b)(c)		6,300,000	5,855,631
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.574% 8/13/27 (b)(c)		3,339,000	3,166,277
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,916,161
Series 2012-CR5 Class D, 4.482% 12/10/45 (b)(c)		1,550,000	1,451,658
Series 2013-CR10:
Class C, 4.9505% 8/10/46 (b)(c)		1,310,000	1,290,267
Class D, 4.9505% 8/10/46 (b)(c)		3,910,000	3,271,713
Series 2013-CR12 Class D, 5.2536% 10/10/46 (b)(c)		7,745,000	6,985,502
Series 2013-CR9 Class D, 4.3971% 7/10/45 (b)(c)		3,596,000	2,990,203
Series 2013-LC6 Class D, 4.4282% 1/10/46 (b)(c)		5,429,000	4,714,668
Series 2014-CR15 Class D, 4.9167% 2/10/47 (b)(c)		1,273,000	1,026,463
Series 2014-CR17 Class D, 4.9591% 5/10/47 (b)(c)		2,720,000	2,210,466
Series 2014-UBS2 Class D, 5.1823% 3/10/47 (b)(c)		4,146,000	3,363,117
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		1,991,000	1,710,774
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		5,841,137	5,674,211
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		2,325,000	2,461,297
Class H, 6% 11/17/32		3,242,710	3,413,235
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5421% 5/15/45 (c)		2,060,000	2,136,573
Class D, 5.5421% 5/15/45 (b)(c)		6,994,000	6,741,710
Series 2012-CR2:
Class E, 5.0165% 8/15/45 (b)(c)		6,370,000	5,864,949
Class F, 4.25% 8/15/45 (b)		7,900,000	6,274,031
Series 2012-LC4 Class D, 5.8199% 12/10/44 (b)(c)		6,624,000	6,455,250
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,500,000	1,092,000
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		2,792,000	2,461,968
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		2,985,000	2,497,962
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		4,993,777	5,164,311
Class H, 6% 5/17/40 (b)		2,501,042	2,041,959
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		2,584,388	2,606,436
Class G, 6.75% 11/15/30 (b)		1,065,000	1,105,210
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		2,082,261	2,085,504
CSMC Trust floater Series 2015-DEAL:
Class D, 3.531% 4/15/29 (b)(c)		4,500,000	4,219,101
Class E, 4.431% 4/15/29 (b)(c)		2,000,000	1,847,013
Class F, 5.181% 4/15/29 (b)(c)		4,000,000	3,637,543
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		5,120,000	4,584,959
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.836% 11/10/46 (b)(c)		1,000,000	1,027,390
Class E, 5.836% 11/10/46 (b)(c)		6,853,000	6,988,243
Class F, 5.836% 11/10/46 (b)(c)		7,806,000	7,239,604
Class G, 4.652% 11/10/46 (b)		8,160,000	6,756,803
Series 2011-LC3A Class D, 5.6252% 8/10/44 (b)(c)		2,639,000	2,607,123
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8133% 1/25/43 (c)(d)		5,370,000	632,707
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	459,062
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3674% 9/25/45 (b)(c)		4,544,000	4,835,182
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		2,500,000	2,644,078
Series 2011-K11 Class B, 4.5704% 12/25/48 (b)(c)		3,190,000	3,348,498
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/19 (b)(c)		5,750,000	5,273,750
Class FFX, 3.3822% 12/15/19 (b)(c)		1,721,000	1,548,302
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.4915% 7/10/45 (b)(c)		1,176,691	847,406
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,025,235	1,818,094
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		1,465,105	1,525,907
Class H, 6.75% 4/15/29 (c)		6,130,384	5,180,777
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,137,902
Series 1999-C3 Class K, 6.974% 8/15/36 (b)		4,748	4,748
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1755% 2/15/27 (b)(c)		2,691,000	2,572,402
Class E, 4.2755% 2/15/27 (b)(c)		1,717,000	1,612,971
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,491,000	1,310,254
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (b)(c)		420,000	78,789
Class K, 5.067% 8/10/38 (b)(c)		410,730	31,691
Series 2010-C1:
Class D, 6.2203% 8/10/43 (b)(c)		4,985,000	5,140,605
Class E, 4% 8/10/43 (b)		5,951,000	5,219,228
Class F, 4% 8/10/43 (b)		3,909,000	3,137,200
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3577% 12/10/43 (b)(c)		4,100,000	3,882,357
Series 2011-GC5:
Class C, 5.4746% 8/10/44 (b)(c)		5,010,000	5,265,140
Class D, 5.4746% 8/10/44 (b)(c)		5,563,000	5,178,437
Class E, 5.4746% 8/10/44 (b)(c)		966,000	875,341
Class F, 4.5% 8/10/44 (b)		4,500,000	3,264,440
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		2,700,000	2,508,001
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,561,629
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,316,614
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		5,830,000	5,951,024
Class D, 5.9069% 5/10/45 (b)(c)		10,293,500	9,484,530
Class E, 5% 5/10/45 (b)		6,263,000	5,003,487
Class F, 5% 5/10/45 (b)		8,442,000	6,167,640
Series 2012-GCJ9 Class D, 5.016% 11/10/45 (b)(c)		4,788,000	4,148,866
Series 2013-GC12 Class D, 4.6152% 6/10/46 (b)(c)		1,043,000	839,971
Series 2013-GC13 Class D, 4.2041% 7/10/46 (b)(c)		6,567,000	5,137,599
Series 2013-GC16:
Class D, 5.493% 11/10/46 (b)(c)		4,709,000	3,935,724
Class F, 3.5% 11/10/46 (b)		3,037,000	2,147,768
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.677% 7/15/29 (b)(c)		2,884,000	2,602,359
Series 2013-HLT Class EFX, 5.6086% 11/5/30 (b)(c)		8,062,000	8,056,090
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7128% 9/15/47 (b)(c)		2,472,000	1,750,536
Series 2015-C32 Class C, 4.8191% 11/15/48 (c)		3,800,000	3,346,482
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.5755% 7/15/28 (b)(c)		2,000,000	1,996,686
Series 2003-C1 Class F, 5.6028% 1/12/37 (b)(c)		805,000	793,374
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		2,260,000	2,608,701
Class D, 7.6935% 12/5/27 (b)(c)		10,670,000	12,236,715
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		4,170,000	4,531,878
Series 2012-CBX:
Class D, 5.412% 6/16/45 (b)(c)		4,050,000	3,955,156
Class E, 5.412% 6/15/45 (b)(c)		1,795,000	1,638,691
Class F, 4% 6/15/45 (b)		3,759,000	2,940,510
Class G 4% 6/15/45 (b)		4,957,000	3,414,162
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-FBLU Class E, 3.9255% 12/15/28 (b)(c)		5,186,000	4,825,073
Series 2014-INN:
Class E, 4.027% 6/15/29 (b)(c)		3,280,000	3,223,595
Class F, 4.431% 6/15/29 (b)(c)		4,791,000	4,469,120
Series 2015-CSMO Class D, 3.7255% 1/15/32 (b)(c)		9,733,000	9,243,046
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,203,446
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		3,275,000	3,272,811
Class F, 5.01% 7/15/42 (c)		811,000	745,166
Series 2005-LDP5:
Class AJ, 5.6888% 12/15/44 (c)		9,663	9,657
Class B, 5.7228% 12/15/44 (c)		1,500,000	1,499,343
Series 2011-C3 Class E, 5.7587% 2/15/46 (b)(c)		2,684,000	2,650,452
Series 2011-C4:
Class E, 5.6088% 7/15/46 (b)(c)		6,160,000	6,026,454
Class F, 3.873% 7/15/46 (b)		555,000	461,176
Class H, 3.873% 7/15/46 (b)		3,221,000	2,308,095
Class NR, 3.873% 7/15/46 (b)		1,588,500	956,290
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,305,985
Series 2011-C5:
Class C, 5.5% 8/15/46 (b)(c)		5,803,234	6,038,556
Class D, 5.5% 8/15/46 (b)(c)		2,000,000	1,988,828
Series 2013-LC11:
Class D, 4.3795% 4/15/46 (c)		3,000,000	2,587,275
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	4,577,480
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		3,858,000	3,722,710
Class E, 3.9314% 6/10/27 (b)(c)		4,173,000	3,576,219
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		4,221,000	3,774,155
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		663,350	621,167
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		5,117,000	4,762,726
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		1,634,963	1,399,959
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,070,320
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,178,554
Series 2006-C4:
Class AJ, 6.0474% 6/15/38 (c)		6,665,000	6,715,667
Class AM, 6.0474% 6/15/38 (c)		3,840,000	3,863,802
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0823% 1/20/41 (b)(c)		1,228,000	1,091,644
Class E, 5.0823% 1/20/41 (b)(c)		1,913,000	1,545,642
Mach One Trust LLC Series 2004-1A:
Class H, 6.0631% 5/28/40 (b)(c)		164,100	162,790
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,340,212
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,390,845
Merrill Lynch Financial Asset, Inc. Series 2005-CA17:
Class F, 4.525% 11/12/37 (c)	CAD	812,000	596,449
Class G, 4.525% 11/12/37 (c)	CAD	846,000	620,279
Class H, 4.525% 11/12/37 (c)	CAD	235,000	169,965
Class J, 4.525% 11/12/37 (c)	CAD	248,000	175,661
Class K, 4.525% 11/12/37 (c)	CAD	261,000	183,534
Class L, 4.525% 11/12/37 (c)	CAD	248,000	173,138
Class M, 4.525% 11/12/37 (c)	CAD	2,006,355	1,339,079
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		1,947,692	1,944,581
Merrill Lynch Mortgage Trust Series 2006-C1:
Class AJ, 5.9079% 5/12/39 (c)		7,291,000	7,139,193
Class AM, 5.9079% 5/12/39 (c)		700,000	700,550
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 8.9999% 1/15/37 (b)(c)(d)		48,287	2,954
Series 2004-C2:
Class D, 7.347% 10/15/40 (b)		1,074,000	107
Class E, 8.309% 10/15/40 (b)		60,602	6
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,749,634
Series 2012-C6 Class D, 4.8124% 11/15/45 (b)(c)		4,361,000	3,958,491
Series 2013-C12 Class D, 4.9251% 10/15/46 (b)(c)		4,000,000	3,585,973
Series 2013-C13:
Class D, 5.0569% 11/15/46 (b)(c)		3,975,000	3,575,175
Class E, 5.0569% 11/15/46 (b)(c)		2,000,000	1,579,265
Series 2013-C7:
Class D, 4.4364% 2/15/46 (b)(c)		4,540,000	4,023,004
Class E, 4.4364% 2/15/46 (b)(c)		1,580,000	1,319,005
Series 2013-C8 Class D, 4.3081% 12/15/48 (b)(c)		2,260,000	1,896,697
Series 2013-C9:
Class C, 4.2116% 5/15/46 (c)		3,070,000	2,958,016
Class D, 4.2996% 5/15/46 (b)(c)		5,300,000	4,431,612
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.8555% 7/15/19 (b)(c)		2,609,698	2,540,191
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,700,387
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,103,742
Series 2012-C4 Class E, 5.7086% 3/15/45 (b)(c)		5,018,000	4,638,873
Series 1997-RR Class F, 7.4214% 4/30/39 (b)(c)		401,760	391,577
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,326,682	1,328,196
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		1,800,082	1,712,552
Class N, 6.54% 3/15/32 (b)		109,942	25,607
Series 1999-WF1:
Class L, 5.91% 11/15/31 (b)		95,804	95,841
Class N, 5.91% 11/15/31 (b)		1,600,000	1,586,014
Class O, 5.91% 11/15/31 (b)		1,199,240	982,206
Series 2004-IQ7 Class G, 5.3157% 6/15/38 (b)(c)		1,140,000	1,189,400
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,095,398
Series 2011-C1:
Class C, 5.6077% 9/15/47 (b)(c)		2,050,000	2,177,622
Class D, 5.6077% 9/15/47 (b)(c)		10,522,000	10,703,440
Class E, 5.6077% 9/15/47 (b)(c)		1,500,000	1,440,776
Series 2011-C2:
Class D, 5.4878% 6/15/44 (b)(c)		3,830,000	3,897,794
Class E, 5.4878% 6/15/44 (b)(c)		4,900,000	4,813,249
Class F, 5.4878% 6/15/44 (b)(c)		3,620,000	3,280,499
Series 2011-C3:
Class C, 5.3509% 7/15/49 (b)(c)		1,920,000	1,996,530
Class D, 5.3509% 7/15/49 (b)(c)		7,530,000	7,453,098
Class E, 5.3509% 7/15/49 (b)(c)		3,029,000	2,973,474
Class G, 5.3509% 7/15/49 (b)(c)		3,909,000	3,109,527
Series 2012-C4:
Class D, 5.7086% 3/15/45 (b)(c)		1,950,000	1,847,871
Class F, 3.07% 3/15/45 (b)		1,500,000	1,095,281
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		2,867,000	2,917,099
Class F, 4.4382% 9/9/32 (b)(c)		2,900,000	2,515,691
Series 2015-MS1:
Class C, 4.1636% 5/15/48 (c)		3,074,000	2,763,884
Class D, 4.1636% 5/15/48 (b)(c)		1,831,000	1,366,415
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		3,409,000	2,360,584
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.7448% 7/15/33 (b)(c)		1,130,000	1,242,661
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		8,920,000	8,443,066
Class F, 5% 2/5/30 (b)		2,161,000	1,961,453
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		1,217,000	971,355
Series 2015-HAUL, Class D, 5.0127% 9/5/47 (b)(c)		1,244,000	1,151,423
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		937,184	950,306
Class D, 6.45% 1/22/26 (b)		3,660,000	3,867,207
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,851,379	3,575,630
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	1,170,000	873,176
Class G, 4.456% 9/12/38 (b)	CAD	585,000	433,116
Class H, 4.456% 9/12/38 (b)	CAD	390,000	283,446
Class J, 4.456% 9/12/38 (b)	CAD	390,000	276,127
Class K, 4.456% 9/12/38 (b)	CAD	195,000	134,383
Class L, 4.456% 9/12/38 (b)	CAD	281,000	184,552
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	697,485
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,131,357
Class G, 4.57% 4/12/23	CAD	505,000	375,118
Class H, 4.57% 4/12/23	CAD	505,000	373,133
Class J, 4.57% 4/12/23	CAD	505,000	371,162
Class K, 4.57% 4/12/23	CAD	253,000	184,969
Class L, 4.57% 4/12/23	CAD	757,000	550,534
Class M, 4.57% 4/12/23	CAD	1,864,935	1,217,487
SCG Trust Series 2013-SRP1 Class D, 3.7692% 11/15/26 (b)(c)		7,716,000	7,490,484
Starwood Retail Property Trust Series 2014-STAR Class D, 3.676% 11/15/27 (b)(c)		4,700,000	4,504,031
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5106% 8/15/39 (c)		1,245,385	1,249,671
Series 2007-C4 Class F, 5.5106% 8/15/39 (c)		5,345,000	5,071,391
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		1,530,000	1,540,767
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7188% 5/10/45 (b)(c)		5,491,000	5,353,543
Class F, 5% 5/10/45 (b)(c)		1,911,000	1,374,737
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		1,550,000	1,434,741
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)		1,000,000	961,961
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.2932% 1/15/41 (c)		2,720,000	2,749,793
Class E, 5.3432% 1/15/41 (c)		2,465,000	2,493,373
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(d)		26,055,541	650,372
Series 2012-LC5 Class D, 4.9359% 10/15/45 (b)(c)		6,749,000	5,940,302
Series 2013-LC12 Class C, 4.2984% 7/15/46 (c)		3,238,000	3,068,069
Series 2015-NXS4 Class E, 3.7565% 12/15/48 (b)(c)		2,457,000	1,607,807
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	1,118,842
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,317,805
Class D, 5.7491% 3/15/44 (b)(c)		3,984,000	4,025,810
Class E, 5% 3/15/44 (b)		1,510,000	1,314,161
Class F, 5% 3/15/44 (b)		2,907,350	2,326,155
Series 2011-C4:
Class D, 5.4331% 6/15/44 (b)(c)		1,940,000	1,923,813
Class E, 5.4331% 6/15/44 (b)(c)		2,554,000	2,450,037
Series 2011-C5:
Class C, 5.8221% 11/15/44 (b)(c)		1,670,000	1,763,803
Class D, 5.8221% 11/15/44 (b)(c)		3,575,000	3,647,816
Class E, 5.8221% 11/15/44 (b)(c)		2,581,655	2,578,512
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,606,183
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,119,246
Series 2012-C10:
Class D, 4.6025% 12/15/45 (b)(c)		2,130,000	1,959,446
Class E, 4.6025% 12/15/45 (b)(c)		5,765,000	4,218,585
Class F, 4.6025% 12/15/45 (b)(c)		7,537,000	5,062,196
Series 2012-C6 Class D, 5.7461% 4/15/45 (b)(c)		3,250,000	3,127,478
Series 2012-C7:
Class C, 4.9927% 6/15/45 (c)		3,793,000	3,846,013
Class E, 4.9927% 6/15/45 (b)(c)		4,374,000	4,075,939
Class F, 4.5% 6/15/45 (b)		1,765,000	1,444,088
Class G, 4.5% 6/15/45 (b)		5,063,750	3,441,639
Series 2012-C8 Class D, 5.0369% 8/15/45 (b)(c)		1,000,000	971,595
Series 2013-C11:
Class D, 4.3185% 3/15/45 (b)(c)		2,240,000	1,907,993
Class E, 4.3185% 3/15/45 (b)(c)		6,000,000	4,767,826
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,508,052
Series 2013-UBS1 Class D, 4.784% 3/15/46 (b)(c)		2,537,000	2,217,807
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1473% 11/15/29 (b)(c)		4,379,481	4,251,743
Class G, 3.447% 11/15/29 (b)(c)		671,665	599,756
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $774,818,882)			771,777,395
		Shares	Value

Preferred Stocks - 5.6%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%		64,000	1,760,000
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		85,000	2,135,200

TOTAL CONVERTIBLE PREFERRED STOCKS			3,895,200

Nonconvertible Preferred Stocks - 5.2%
Homebuilders/Real Estate - 5.0%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		79,400	2,071,546
Annaly Capital Management, Inc.:
Series A, 7.875%		108,781	2,719,525
Series C, 7.625%		48,000	1,116,480
Series D, 7.50%		22,285	509,212
CBL & Associates Properties, Inc.:
Series D, 7.375%		129,000	3,044,400
Series E, 6.625%		62,236	1,381,639
Cedar Shopping Centers, Inc. Series B, 7.25%		30,000	757,500
Corporate Office Properties Trust Series L, 7.375%		71,383	1,820,980
CYS Investments, Inc. Series B, 7.50%		97,056	2,075,057
DDR Corp. Series K, 6.25%		90,662	2,352,679
Digital Realty Trust, Inc. Series E, 7.00%		60,000	1,541,400
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,121,514
Essex Property Trust, Inc. Series H, 7.125%		61,727	1,581,446
First Potomac Realty Trust 7.75%		52,500	1,313,025
Hersha Hospitality Trust Series B, 8.00%		80,827	2,057,855
MFA Financial, Inc. Series B, 7.50%		96,700	2,254,077
PS Business Parks, Inc. Series S, 6.45%		152,000	3,952,000
Public Storage:
Series R, 6.35%		47,500	1,227,400
Series S, 5.90%		50,000	1,294,000
Realty Income Corp. Series F, 6.625%		80,000	2,075,200
Regency Centers Corp. Series 6, 6.625%		34,710	908,361
Retail Properties America, Inc. 7.00%		135,649	3,547,221
Stag Industrial, Inc. Series A, 9.00%		60,000	1,563,000
Sun Communities, Inc. Series A, 7.125%		132,619	3,474,618
Taubman Centers, Inc. Series J, 6.50%		66,277	1,719,888
			50,480,023
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%		70,000	1,791,300

TOTAL NONCONVERTIBLE PREFERRED STOCKS			52,271,323

TOTAL PREFERRED STOCKS
(Cost $54,938,750)			56,166,523
		Principal Amount(a)	Value

Bank Loan Obligations - 3.8%
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		75,610	75,383
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,095,000	3,978,538
Healthcare - 0.1%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (c)		1,011,800	984,815
Homebuilders/Real Estate - 0.6%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		3,615,000	3,608,240
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		2,539,649	2,514,253

TOTAL HOMEBUILDERS/REAL ESTATE			6,400,106

Hotels - 1.8%
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (c)		5,892,718	5,902,559
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		5,003,289	4,984,027
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		5,934,034	5,652,167
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		994,911	940,191

TOTAL HOTELS			17,478,944

Super Retail - 0.9%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		9,132,742	9,016,299
TOTAL BANK LOAN OBLIGATIONS
(Cost $38,406,701)			37,934,085

Preferred Securities - 0.1%
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		3,000,000	1,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)		3,100,000	622,480
TOTAL HOMEBUILDERS/REAL ESTATE
(Cost $6,004,704)			$623,980
		Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.40% (f)
(Cost $60,838,773)		60,838,773	60,838,773
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,021,018,331)			1,001,877,064
NET OTHER ASSETS (LIABILITIES) - 0.1%			1,477,461
NET ASSETS - 100%			$1,003,354,525

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,432,485 or 69.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $317,798 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$195,164
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.1957% 12/25/42	3/25/03	$452,331
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.1438% 6/25/43	9/29/03	$84,333
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.1438% 6/25/43	9/29/03	$19,585

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,971
Total	$68,971

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$56,166,523	$56,166,523	$--	$--
Corporate Bonds	38,291,332	--	38,291,332	--
Asset-Backed Securities	22,875,960	--	20,308,321	2,567,639
Collateralized Mortgage Obligations	13,369,016	--	12,735,143	633,873
Commercial Mortgage Securities	771,777,395	--	764,744,573	7,032,822
Bank Loan Obligations	37,934,085	--	37,656,472	277,613
Preferred Securities	623,980	--	--	623,980
Money Market Funds	60,838,773	60,838,773	--	--
Total Investments in Securities:	$1,001,877,064	$117,005,296	$873,735,841	$11,135,927
Percentage of Market Value:	100.0%	11.7%	87.2%	1.1%

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$14,094,448
Net Realized Gain (Loss) on Investment Securities	66,833
Net Unrealized Gain (Loss) on Investment Securities	(1,374,845)
Cost of Purchases	136,409
Proceeds of Sales	(1,719,788)
Amortization/Accretion	(14,874)
Transfers into Level 3	--
Transfers out of Level 3	(52,256)
Ending Balance	$11,135,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2016	$(1,374,601)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of February 29, 2016, 22% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $1,020,918,850. Net unrealized depreciation aggregated $19,041,786, of which $35,065,326 related to appreciated investment securities and $54,107,112 related to depreciated investment securities.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 29, 2016

AXM1-QTLY-0416
1.9860272.101

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 1.2%
Tesla Motors, Inc. (a)	52,600	$10,095,518
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	55,500	3,517,035
Houghton Mifflin Harcourt Co. (a)	73,500	1,382,535
Nord Anglia Education, Inc. (a)	81,129	1,573,091
ServiceMaster Global Holdings, Inc. (a)	47,600	1,805,468
		8,278,129
Hotels, Restaurants & Leisure - 4.4%
Buffalo Wild Wings, Inc. (a)	18,200	2,887,430
Chipotle Mexican Grill, Inc. (a)	5,800	2,953,128
Dave & Buster's Entertainment, Inc. (a)	62,200	2,295,802
Domino's Pizza, Inc.	66,600	8,860,464
Popeyes Louisiana Kitchen, Inc. (a)	38,600	2,103,314
Starbucks Corp.	308,800	17,975,248
Wingstop, Inc. (b)	18,800	447,816
		37,523,202
Household Durables - 0.8%
Harman International Industries, Inc.	65,100	4,991,868
Toll Brothers, Inc. (a)	66,200	1,817,190
		6,809,058
Internet & Catalog Retail - 3.2%
Amazon.com, Inc. (a)	40,900	22,598,068
Netflix, Inc. (a)	41,700	3,895,197
NutriSystem, Inc.	38,600	785,510
		27,278,775
Media - 0.2%
Sirius XM Holdings, Inc. (a)	425,700	1,583,604
Specialty Retail - 4.6%
AutoZone, Inc. (a)	6,000	4,647,420
Five Below, Inc. (a)	105,500	4,045,925
Home Depot, Inc.	186,700	23,173,204
L Brands, Inc.	33,000	2,798,070
Lowe's Companies, Inc.	50,400	3,403,512
MarineMax, Inc. (a)	65,600	1,163,744
		39,231,875
Textiles, Apparel & Luxury Goods - 0.9%
Kate Spade & Co. (a)	374,223	7,417,100

TOTAL CONSUMER DISCRETIONARY		138,217,261

CONSUMER STAPLES - 6.5%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	17,600	2,489,168
Kweichow Moutai Co. Ltd.	21,780	714,181
Molson Coors Brewing Co. Class B	39,500	3,368,165
The Coca-Cola Co.	213,900	9,225,507
		15,797,021
Food & Staples Retailing - 0.9%
CVS Health Corp.	53,600	5,208,312
Whole Foods Market, Inc.	83,800	2,623,778
		7,832,090
Household Products - 0.3%
Procter & Gamble Co.	35,400	2,842,266
Personal Products - 1.7%
Avon Products, Inc.	141,900	540,639
Estee Lauder Companies, Inc. Class A	33,400	3,050,422
Herbalife Ltd. (a)	191,000	10,457,250
		14,048,311
Tobacco - 1.7%
Reynolds American, Inc.	282,800	14,261,604

TOTAL CONSUMER STAPLES		54,781,292

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.	131,000	4,971,450
Golar LNG Ltd.	91,774	1,682,217
		6,653,667
FINANCIALS - 7.5%
Banks - 0.9%
First Republic Bank	109,100	6,714,014
M&T Bank Corp.	8,000	820,400
		7,534,414
Capital Markets - 1.9%
BlackRock, Inc. Class A	13,100	4,086,676
E*TRADE Financial Corp. (a)	306,400	7,188,144
HFF, Inc.	62,800	1,571,884
Invesco Ltd.	97,100	2,596,454
JMP Group, Inc.	50,300	251,500
PJT Partners, Inc.	7,885	219,361
		15,914,019
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	18,600	2,495,562
Broadcom Ltd.	5,700	763,629
CME Group, Inc.	58,500	5,349,240
McGraw Hill Financial, Inc.	89,000	7,986,860
MSCI, Inc. Class A	52,100	3,674,092
		20,269,383
Real Estate Investment Trusts - 0.8%
American Tower Corp.	75,600	6,970,320
Real Estate Management & Development - 1.4%
Realogy Holdings Corp. (a)	369,100	11,800,127
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd. (a)	72,000	1,386,000

TOTAL FINANCIALS		63,874,263

HEALTH CARE - 15.6%
Biotechnology - 8.9%
Amgen, Inc.	61,400	8,735,992
BioMarin Pharmaceutical, Inc. (a)	58,300	4,773,021
Celgene Corp. (a)	58,200	5,868,306
Cytokinetics, Inc. (a)	19,010	119,763
Gilead Sciences, Inc.	396,600	34,603,350
Insmed, Inc. (a)	247,875	3,031,511
Medivation, Inc. (a)	354,200	12,669,734
Vertex Pharmaceuticals, Inc. (a)	61,800	5,283,282
		75,084,959
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	122,900	2,086,842
Edwards Lifesciences Corp. (a)	10,300	896,100
Medtronic PLC	43,700	3,381,943
Novadaq Technologies, Inc. (a)	181,100	1,740,371
ResMed, Inc.	38,200	2,173,962
		10,279,218
Health Care Providers & Services - 0.0%
VCA, Inc. (a)	8,100	413,343
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	1,104,400	15,889,969
Endo Health Solutions, Inc. (a)	33,009	1,380,106
Teva Pharmaceutical Industries Ltd. sponsored ADR	172,000	9,563,200
Valeant Pharmaceuticals International, Inc. (Canada) (a)	297,200	19,555,760
		46,389,035

TOTAL HEALTH CARE		132,166,555

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.8%
TransDigm Group, Inc. (a)	17,100	3,652,218
United Technologies Corp.	27,700	2,676,374
		6,328,592
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	18,800	1,312,804
United Parcel Service, Inc. Class B	45,700	4,412,335
		5,725,139
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR	94,380	7,849,585
Building Products - 0.8%
A.O. Smith Corp.	46,683	3,285,550
Caesarstone Sdot-Yam Ltd. (a)	87,400	3,240,792
		6,526,342
Electrical Equipment - 0.9%
Acuity Brands, Inc.	21,200	4,439,916
AMETEK, Inc.	66,600	3,090,906
		7,530,822
Industrial Conglomerates - 3.0%
Danaher Corp.	242,900	21,683,683
Roper Technologies, Inc.	24,300	4,080,699
		25,764,382
Professional Services - 1.8%
Equifax, Inc.	33,900	3,555,432
Resources Connection, Inc.	97,425	1,351,285
Robert Half International, Inc.	88,400	3,482,076
WageWorks, Inc. (a)	141,800	6,830,506
		15,219,299
Road & Rail - 0.0%
Swift Transporation Co. (a)	19,300	328,872
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	340,800	9,470,832

TOTAL INDUSTRIALS		84,743,865

INFORMATION TECHNOLOGY - 40.7%
Electronic Equipment & Components - 0.2%
CDW Corp.	34,700	1,373,426
TE Connectivity Ltd.	6,786	386,259
		1,759,685
Internet Software & Services - 25.1%
58.com, Inc. ADR (a)	48,400	2,565,200
Alibaba Group Holding Ltd. sponsored ADR (a)	122,500	8,429,225
Alphabet, Inc.:
Class A	91,300	65,482,186
Class C	25,912	18,080,616
Cvent, Inc. (a)	124,600	2,433,438
Facebook, Inc. Class A (a)	1,064,400	113,805,648
Just Dial Ltd.	43,239	338,786
JUST EAT Ltd. (a)	235,622	1,264,905
Shopify, Inc. Class A	1,200	26,856
		212,426,860
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	118,700	6,763,526
Global Payments, Inc.	77,300	4,711,435
MasterCard, Inc. Class A	25,500	2,216,460
Travelport Worldwide Ltd.	48,500	629,530
Visa, Inc. Class A	242,300	17,540,097
		31,861,048
Semiconductors & Semiconductor Equipment - 0.6%
Maxim Integrated Products, Inc.	52,414	1,774,738
Monolithic Power Systems, Inc.	53,648	3,168,451
		4,943,189
Software - 9.5%
Activision Blizzard, Inc.	91,500	2,897,805
Adobe Systems, Inc. (a)	120,200	10,235,030
Computer Modelling Group Ltd.	195,200	1,406,652
CyberArk Software Ltd. (a)(b)	30,000	1,124,100
Electronic Arts, Inc. (a)	276,600	17,768,784
Fleetmatics Group PLC (a)	131,012	4,730,843
HubSpot, Inc. (a)	49,200	2,049,672
Intuit, Inc.	19,500	1,884,480
Mobileye NV (a)(b)	262,500	8,520,750
Red Hat, Inc. (a)	82,400	5,384,840
Salesforce.com, Inc. (a)	334,500	22,662,375
ServiceNow, Inc. (a)	2,377	130,711
Textura Corp. (a)	128,814	2,222,042
		81,018,084
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	137,200	13,265,868

TOTAL INFORMATION TECHNOLOGY		345,274,734

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	16,800	1,594,152
TOTAL COMMON STOCKS
(Cost $770,293,165)		827,305,789

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)
(Cost $769,617)	38,419	558,612

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (d)	15,176,706	15,176,706
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	6,012,448	6,012,448
TOTAL MONEY MARKET FUNDS
(Cost $21,189,154)		21,189,154
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $792,251,936)		849,053,555
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,747,949)
NET ASSETS - 100%		$847,305,606

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $558,612 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,120
Fidelity Securities Lending Cash Central Fund	26,867
Total	$52,987

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$138,217,261	$138,217,261	$--	$--
Consumer Staples	54,781,292	54,781,292	--	--
Energy	6,653,667	6,653,667	--	--
Financials	63,874,263	63,874,263	--	--
Health Care	132,166,555	116,276,586	15,889,969	--
Industrials	84,743,865	84,743,865	--	--
Information Technology	345,833,346	345,274,734	--	558,612
Telecommunication Services	1,594,152	1,594,152	--	--
Money Market Funds	21,189,154	21,189,154	--	--
Total Investments in Securities:	$849,053,555	$832,604,974	$15,889,969	$558,612

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $795,083,435. Net unrealized appreciation aggregated $53,970,120, of which $117,938,959 related to appreciated investment securities and $63,968,839 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 29, 2016

LC-QTLY-0416
1.797927.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.1%
Harley-Davidson, Inc.	12,800	$552,576
Tesla Motors, Inc. (a)	500	95,965
		648,541
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	38,500	1,460,305
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	47,900	2,312,612
Yum! Brands, Inc.	91,538	6,633,759
		8,946,371
Household Durables - 0.5%
KB Home	307,900	3,756,380
Taylor Morrison Home Corp. (a)	112,100	1,559,311
		5,315,691
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	417,590	53,452
Polaris Industries, Inc.	15,200	1,336,232
		1,389,684
Media - 4.5%
Comcast Corp. Class A	339,237	19,584,152
Scripps Networks Interactive, Inc. Class A	110,200	6,528,248
Sinclair Broadcast Group, Inc. Class A	90,100	2,781,387
Time Warner, Inc.	225,559	14,932,006
Viacom, Inc. Class B (non-vtg.)	185,200	6,824,620
		50,650,413
Multiline Retail - 1.9%
Target Corp.	279,040	21,890,688
Specialty Retail - 1.2%
Dick's Sporting Goods, Inc.	16,700	709,249
Lowe's Companies, Inc.	187,479	12,660,457
Sally Beauty Holdings, Inc. (a)	16,300	514,754
		13,884,460
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	18,100	1,025,365

TOTAL CONSUMER DISCRETIONARY		105,211,518

CONSUMER STAPLES - 6.7%
Beverages - 2.0%
Diageo PLC	194,269	5,026,612
The Coca-Cola Co.	413,075	17,815,925
		22,842,537
Food & Staples Retailing - 1.1%
CVS Health Corp.	62,411	6,064,477
United Natural Foods, Inc. (a)	42,200	1,302,292
Walgreens Boots Alliance, Inc.	55,855	4,409,194
		11,775,963
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	29,900	2,205,424
Household Products - 2.1%
Procter & Gamble Co.	297,852	23,914,537
Tobacco - 1.3%
British American Tobacco PLC sponsored ADR	21,431	2,328,264
Philip Morris International, Inc.	130,229	11,854,746
		14,183,010

TOTAL CONSUMER STAPLES		74,921,471

ENERGY - 10.9%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	73,200	3,138,084
Ensco PLC Class A	62,950	545,777
Helmerich & Payne, Inc. (c)	27,300	1,446,081
National Oilwell Varco, Inc.	119,032	3,484,067
Oceaneering International, Inc.	134,500	3,714,890
Schlumberger Ltd.	53,105	3,808,691
		16,137,590
Oil, Gas & Consumable Fuels - 9.5%
Amyris, Inc. (a)(c)	734,044	1,108,406
Anadarko Petroleum Corp.	40,000	1,518,000
Apache Corp.	278,010	10,642,223
Cabot Oil & Gas Corp.	202,100	4,068,273
Cenovus Energy, Inc.	314,200	3,594,838
Chevron Corp.	260,207	21,711,672
ConocoPhillips Co.	225,800	7,638,814
Devon Energy Corp.	69,100	1,359,888
Energy Transfer Equity LP	271,300	1,899,100
Golar LNG Ltd.	47,500	870,675
Imperial Oil Ltd.	266,800	8,516,698
Kinder Morgan, Inc.	362,500	6,557,625
Legacy Reserves LP	83,200	56,576
MPLX LP	38,776	1,005,849
Noble Energy, Inc.	28,700	846,650
SM Energy Co. (c)	108,900	984,456
Suncor Energy, Inc.	665,700	16,275,947
The Williams Companies, Inc.	570,529	9,122,759
Williams Partners LP	464,400	9,157,968
		106,936,417

TOTAL ENERGY		123,074,007

FINANCIALS - 19.1%
Banks - 12.8%
Bank of America Corp.	2,371,000	29,684,920
Citigroup, Inc.	634,897	24,665,748
Comerica, Inc.	151,000	5,100,780
Cullen/Frost Bankers, Inc.	5,700	273,201
Fifth Third Bancorp	60,100	917,126
JPMorgan Chase & Co.	744,873	41,936,348
Lloyds Banking Group PLC	463,200	464,833
PNC Financial Services Group, Inc.	41,385	3,365,014
Regions Financial Corp.	879,500	6,613,840
Standard Chartered PLC (United Kingdom)	355,004	2,126,906
SunTrust Banks, Inc.	334,208	11,089,021
U.S. Bancorp	321,765	12,394,388
Wells Fargo & Co.	127,194	5,967,942
		144,600,067
Capital Markets - 4.7%
Charles Schwab Corp.	282,653	7,080,458
Franklin Resources, Inc.	31,700	1,136,445
Goldman Sachs Group, Inc.	4,600	687,838
KKR & Co. LP	332,036	4,263,342
Morgan Stanley	415,543	10,263,912
Northern Trust Corp.	149,086	8,852,727
State Street Corp.	302,058	16,546,737
The Blackstone Group LP	143,100	3,716,307
		52,547,766
Diversified Financial Services - 0.2%
KKR Renaissance Co-Invest LP unit (a)(b)	29,500	1,837,850
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	3,200	182,560
MetLife, Inc.	124,685	4,932,539
Principal Financial Group, Inc.	65,000	2,457,650
		7,572,749
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	254,092	1,737,989
Radian Group, Inc.	603,668	6,519,614
		8,257,603

TOTAL FINANCIALS		214,816,035

HEALTH CARE - 12.5%
Biotechnology - 2.7%
AbbVie, Inc.	46,900	2,561,209
Alnylam Pharmaceuticals, Inc. (a)	11,400	667,698
Amgen, Inc.	54,947	7,817,859
Biogen, Inc. (a)	26,800	6,952,456
BioMarin Pharmaceutical, Inc. (a)	25,500	2,087,685
Celgene Corp. (a)	39,000	3,932,370
Celldex Therapeutics, Inc. (a)	5,100	34,680
Discovery Laboratories, Inc. (a)	38,252	76,504
Genocea Biosciences, Inc. (a)	18,400	72,128
Insmed, Inc. (a)	45,887	561,198
Intercept Pharmaceuticals, Inc. (a)	41,431	4,614,585
Spark Therapeutics, Inc.	18,700	595,782
		29,974,154
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	150,325	5,823,591
Alere, Inc. (a)	63,468	3,382,844
Boston Scientific Corp. (a)	810,986	13,770,542
Medtronic PLC	96,800	7,491,352
Neovasc, Inc. (a)	35,700	142,443
St. Jude Medical, Inc.	19,700	1,057,693
Zimmer Biomet Holdings, Inc.	38,700	3,746,547
		35,415,012
Health Care Providers & Services - 1.4%
Express Scripts Holding Co. (a)	74,610	5,251,052
McKesson Corp.	63,796	9,927,934
		15,178,986
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	115,204
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	103,300	3,858,255
Pharmaceuticals - 5.0%
Allergan PLC (a)	12,429	3,605,777
Bristol-Myers Squibb Co.	16,100	997,073
GlaxoSmithKline PLC sponsored ADR	442,439	17,109,116
Jazz Pharmaceuticals PLC (a)	29,007	3,526,671
Johnson & Johnson	120,763	12,705,475
Sanofi SA	9,363	741,908
Teva Pharmaceutical Industries Ltd. sponsored ADR	272,291	15,139,380
TherapeuticsMD, Inc. (a)	353,800	2,161,718
		55,987,118

TOTAL HEALTH CARE		140,528,729

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.6%
KEYW Holding Corp. (a)	113,382	706,370
The Boeing Co.	86,763	10,253,651
United Technologies Corp.	73,572	7,108,527
		18,068,548
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	23,600	1,647,988
FedEx Corp.	42,200	5,776,336
Hub Group, Inc. Class A (a)	80,300	2,964,676
United Parcel Service, Inc. Class B	141,775	13,688,376
		24,077,376
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd. (a)	12,000	444,960
Lennox International, Inc.	23,100	2,984,751
		3,429,711
Commercial Services & Supplies - 0.5%
ADT Corp. (c)	84,100	3,395,117
Stericycle, Inc. (a)	14,600	1,663,378
		5,058,495
Electrical Equipment - 1.2%
AMETEK, Inc.	78,930	3,663,141
Eaton Corp. PLC	40,700	2,308,097
Emerson Electric Co.	112,200	5,478,726
Hubbell, Inc. Class B	24,482	2,432,532
		13,882,496
Industrial Conglomerates - 3.3%
General Electric Co.	1,279,344	37,280,084
Machinery - 1.0%
Cummins, Inc.	4,700	458,579
Deere & Co.	44,000	3,527,920
Ingersoll-Rand PLC	40,383	2,243,679
Joy Global, Inc. (c)	107,700	1,391,484
Rexnord Corp. (a)	156,000	2,829,840
Wabtec Corp.	7,800	550,680
Xylem, Inc.	17,300	647,193
		11,649,375
Professional Services - 0.4%
Acacia Research Corp. (a)	37,000	116,920
IHS, Inc. Class A (a)	3,400	353,566
Verisk Analytics, Inc. (a)	50,000	3,642,000
		4,112,486
Road & Rail - 2.8%
Celadon Group, Inc.	13,800	123,786
CSX Corp.	388,101	9,368,758
Genesee & Wyoming, Inc. Class A (a)	96,300	5,462,136
J.B. Hunt Transport Services, Inc.	64,500	4,920,705
Kansas City Southern	54,000	4,412,340
Norfolk Southern Corp.	38,358	2,806,655
Old Dominion Freight Lines, Inc. (a)	42,300	2,730,888
Union Pacific Corp.	17,300	1,364,278
		31,189,546
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	10,100	520,857

TOTAL INDUSTRIALS		149,268,974

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.8%
Cisco Systems, Inc.	725,454	18,992,386
Qualcomm, Inc.	478,250	24,290,318
		43,282,704
Internet Software & Services - 4.7%
Alphabet, Inc.:
Class A	29,956	21,485,042
Class C	26,337	18,377,168
Facebook, Inc. Class A (a)	59,900	6,404,508
Twitter, Inc. (a)	126,900	2,299,428
Yahoo!, Inc. (a)	125,934	4,003,442
		52,569,588
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	37,384	2,130,140
First Data Corp.	205,630	2,441,856
First Data Corp. Class A (a)	113,100	1,413,750
IBM Corp.	86,381	11,318,502
MasterCard, Inc. Class A	147,300	12,803,316
Paychex, Inc.	121,422	6,239,877
PayPal Holdings, Inc. (a)	83,500	3,184,690
Unisys Corp. (a)	281,562	3,032,423
Visa, Inc. Class A	238,020	17,230,268
		59,794,822
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Group Ltd.	108,700	1,038,085
Maxim Integrated Products, Inc.	27,500	931,150
		1,969,235
Software - 4.6%
Adobe Systems, Inc. (a)	43,510	3,704,877
Autodesk, Inc. (a)	61,681	3,191,375
Microsoft Corp.	640,054	32,565,948
Mobileye NV (a)(c)	42,700	1,386,042
Oracle Corp.	226,750	8,339,865
Salesforce.com, Inc. (a)	44,850	3,038,588
		52,226,695
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	336,221	32,509,208
EMC Corp.	538,700	14,076,231
Western Digital Corp.	61,700	2,685,801
		49,271,240

TOTAL INFORMATION TECHNOLOGY		259,114,284

MATERIALS - 3.4%
Chemicals - 2.8%
CF Industries Holdings, Inc.	62,400	2,275,104
E.I. du Pont de Nemours & Co.	49,215	2,995,717
Intrepid Potash, Inc. (a)(c)	281,660	278,843
LyondellBasell Industries NV Class A	29,600	2,374,216
Monsanto Co.	141,617	12,744,114
Potash Corp. of Saskatchewan, Inc.	270,100	4,577,526
Syngenta AG (Switzerland)	12,735	5,100,111
W.R. Grace & Co. (a)	24,200	1,663,508
		32,009,139
Containers & Packaging - 0.4%
WestRock Co.	135,389	4,572,087
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	228,500	1,743,455

TOTAL MATERIALS		38,324,681

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	144,394	7,325,108
UTILITIES - 0.8%
Electric Utilities - 0.7%
Exelon Corp.	236,300	7,441,087
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	149,500	1,506,960

TOTAL UTILITIES		8,948,047

TOTAL COMMON STOCKS
(Cost $1,107,175,733)		1,121,532,854
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 (d) (Cost $676,000)	676,000	670,930
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.40% (e)	208,289	208,289
Fidelity Securities Lending Cash Central Fund, 0.44% (e)(f)	9,156,693	9,156,693
TOTAL MONEY MARKET FUNDS
(Cost $9,364,982)		9,364,982
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $1,117,216,715)		1,131,568,766
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,188,290)
NET ASSETS - 100%		$1,126,380,476

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,891,302 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $670,930 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
NJOY, Inc.	6/7/13 - 10/24/13	$1,208,497

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,258
Fidelity Securities Lending Cash Central Fund	68,150
Total	$69,408

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$105,211,518	$105,158,066	$--	$53,452
Consumer Staples	74,921,471	74,921,471	--	--
Energy	123,074,007	123,074,007	--	--
Financials	214,816,035	212,513,352	464,833	1,837,850
Health Care	140,528,729	139,786,821	741,908	--
Industrials	149,268,974	149,268,974	--	--
Information Technology	259,114,284	256,672,428	2,441,856	--
Materials	38,324,681	33,224,570	5,100,111	--
Telecommunication Services	7,325,108	7,325,108	--	--
Utilities	8,948,047	8,948,047	--	--
Corporate Bonds	670,930	--	670,930	--
Money Market Funds	9,364,982	9,364,982	--	--
Total Investments in Securities:	$1,131,568,766	$1,120,257,826	$9,419,638	$1,891,302

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $1,123,915,440. Net unrealized appreciation aggregated $7,653,326, of which $163,890,676 related to appreciated investment securities and $156,237,350 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 29, 2016

AGAI-QTLY-0416
1.797925.112

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.1%
General Motors Co.	11,200	$330
Harley-Davidson, Inc.	8,100	350
		680
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	21,500	815
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)	1,400	83
Dunkin' Brands Group, Inc.	18,500	862
Las Vegas Sands Corp.	22,700	1,096
Yum! Brands, Inc.	35,261	2,555
		4,596
Household Durables - 0.1%
Tupperware Brands Corp.	12,500	625
Leisure Products - 0.3%
Mattel, Inc.	17,100	556
NJOY, Inc. (a)(b)	52,211	7
Polaris Industries, Inc.	8,500	747
		1,310
Media - 4.3%
Comcast Corp. Class A	152,029	8,777
Scripps Networks Interactive, Inc. Class A	45,172	2,676
Sinclair Broadcast Group, Inc. Class A	28,027	865
Time Warner, Inc.	88,918	5,886
Viacom, Inc. Class B (non-vtg.)	65,400	2,410
		20,614
Multiline Retail - 2.0%
Target Corp. (c)	119,599	9,383
Specialty Retail - 1.1%
Dick's Sporting Goods, Inc.	7,100	302
Lowe's Companies, Inc.	71,857	4,853
		5,155

TOTAL CONSUMER DISCRETIONARY		43,178

CONSUMER STAPLES - 7.9%
Beverages - 2.7%
Britvic PLC	14,500	140
Diageo PLC	79,724	2,063
PepsiCo, Inc.	16,943	1,657
The Coca-Cola Co. (c)	210,484	9,078
		12,938
Food & Staples Retailing - 1.0%
CVS Health Corp.	33,551	3,260
Walgreens Boots Alliance, Inc.	20,082	1,585
		4,845
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	11,100	819
Household Products - 2.4%
Procter & Gamble Co. (c)	146,335	11,749
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	6,400	489
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	14,576	1,584
Imperial Tobacco Group PLC	11,577	600
Philip Morris International, Inc. (c)	53,238	4,846
		7,030

TOTAL CONSUMER STAPLES		37,870

ENERGY - 10.5%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	25,800	1,106
Frank's International NV	3,600	50
Helmerich & Payne, Inc.	10,500	556
Nabors Industries Ltd.	17,600	126
National Oilwell Varco, Inc.	35,800	1,048
Oceaneering International, Inc.	52,500	1,450
Schlumberger Ltd.	21,234	1,523
		5,859
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	3,100	118
Apache Corp.	97,741	3,742
Cabot Oil & Gas Corp.	16,800	338
Cenovus Energy, Inc.	159,500	1,825
Chevron Corp.	128,863	10,752
ConocoPhillips Co.	92,400	3,126
EQT Midstream Partners LP	6,400	458
Golar LNG Ltd.	43,300	794
Imperial Oil Ltd. (d)	119,000	3,799
Kinder Morgan, Inc.	169,500	3,066
Legacy Reserves LP	89,800	61
MPLX LP	41,026	1,064
PrairieSky Royalty Ltd. (d)	57,240	932
Suncor Energy, Inc.	266,090	6,506
Teekay LNG Partners LP	17,500	179
The Williams Companies, Inc.	233,531	3,734
Williams Partners LP	179,520	3,540
		44,034

TOTAL ENERGY		49,893

FINANCIALS - 20.0%
Banks - 13.1%
Bank of America Corp.	949,442	11,887
Citigroup, Inc.	263,822	10,249
Comerica, Inc.	56,000	1,892
Commerce Bancshares, Inc.	7,925	337
Cullen/Frost Bankers, Inc.	6,600	316
Fifth Third Bancorp	35,100	536
JPMorgan Chase & Co. (c)	309,843	17,441
Lloyds Banking Group PLC	124,900	125
M&T Bank Corp.	18,300	1,877
PNC Financial Services Group, Inc.	30,016	2,441
Regions Financial Corp.	321,400	2,417
Standard Chartered PLC (United Kingdom)	104,281	625
SunTrust Banks, Inc.	137,835	4,573
U.S. Bancorp	152,230	5,864
Wells Fargo & Co.	47,850	2,245
		62,825
Capital Markets - 5.0%
Apollo Global Management LLC Class A	50,900	791
Ashmore Group PLC	55,000	177
Charles Schwab Corp.	106,213	2,661
Franklin Resources, Inc.	15,300	549
Invesco Ltd.	43,800	1,171
KKR & Co. LP	196,913	2,528
Morgan Stanley	122,630	3,029
Northern Trust Corp.	67,740	4,022
Oaktree Capital Group LLC Class A	19,700	904
PJT Partners, Inc.	77	2
State Street Corp.	122,070	6,687
T. Rowe Price Group, Inc.	600	41
The Blackstone Group LP	57,100	1,483
		24,045
Diversified Financial Services - 0.3%
McGraw Hill Financial, Inc.	15,400	1,382
Insurance - 1.1%
Chubb Ltd.	3,300	381
Marsh & McLennan Companies, Inc.	32,466	1,852
MetLife, Inc.	34,805	1,377
Principal Financial Group, Inc.	29,200	1,104
Willis Group Holdings PLC	2,100	238
		4,952
Real Estate Investment Trusts - 0.3%
American Tower Corp.	6,400	590
Crown Castle International Corp.	7,200	623
First Potomac Realty Trust	4,672	40
Sabra Health Care REIT, Inc.	13,500	269
		1,522
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	83,890	906

TOTAL FINANCIALS		95,632

HEALTH CARE - 12.0%
Biotechnology - 2.0%
AbbVie, Inc.	48,800	2,665
Amgen, Inc.	21,692	3,086
Biogen, Inc. (a)	9,400	2,439
Celgene Corp. (a)	8,900	897
Intercept Pharmaceuticals, Inc. (a)	3,600	401
		9,488
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	62,526	2,422
Ansell Ltd.	37,830	464
Becton, Dickinson & Co.	1,300	192
Medtronic PLC	71,642	5,544
Zimmer Biomet Holdings, Inc.	22,690	2,197
		10,819
Health Care Providers & Services - 1.0%
McKesson Corp.	25,733	4,005
Patterson Companies, Inc.	23,700	1,030
		5,035
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	48,100	1,797
Pharmaceuticals - 6.3%
Astellas Pharma, Inc.	32,200	463
Bristol-Myers Squibb Co.	17,900	1,109
GlaxoSmithKline PLC sponsored ADR	198,909	7,692
Innoviva, Inc. (d)	23,900	280
Johnson & Johnson	105,901	11,142
Novartis AG sponsored ADR	901	64
Sanofi SA	15,768	1,249
Shire PLC sponsored ADR (d)	10,100	1,577
Teva Pharmaceutical Industries Ltd. sponsored ADR	121,574	6,760
		30,336

TOTAL HEALTH CARE		57,475

INDUSTRIALS - 12.6%
Aerospace & Defense - 2.1%
Meggitt PLC	20,306	117
Rolls-Royce Group PLC	86,600	813
The Boeing Co.	46,694	5,518
United Technologies Corp.	38,331	3,704
		10,152
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	28,400	1,983
PostNL NV (a)	352,600	1,375
United Parcel Service, Inc. Class B	74,179	7,162
		10,520
Airlines - 0.3%
Copa Holdings SA Class A	21,000	1,282
Building Products - 0.2%
Lennox International, Inc.	6,300	814
Electrical Equipment - 1.0%
Eaton Corp. PLC	18,000	1,021
Emerson Electric Co.	44,600	2,178
Hubbell, Inc. Class B	15,612	1,551
		4,750
Industrial Conglomerates - 3.3%
General Electric Co. (c)	540,693	15,756
Machinery - 0.7%
CLARCOR, Inc.	2,100	101
Cummins, Inc.	500	49
Deere & Co.	15,300	1,227
Donaldson Co., Inc.	23,600	666
IMI PLC	14,800	175
Pentair PLC	2,700	129
Wabtec Corp.	6,200	438
Xylem, Inc.	10,700	400
		3,185
Professional Services - 0.1%
Nielsen Holdings PLC	9,100	458
Road & Rail - 2.2%
CSX Corp.	153,033	3,694
J.B. Hunt Transport Services, Inc.	43,320	3,305
Kansas City Southern	20,205	1,651
Norfolk Southern Corp.	17,408	1,274
Union Pacific Corp.	11,000	867
		10,791
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	6,200	431
W.W. Grainger, Inc. (d)	1,400	304
Watsco, Inc.	14,864	1,896
		2,631

TOTAL INDUSTRIALS		60,339

INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 3.7%
Cisco Systems, Inc.	288,871	7,563
Qualcomm, Inc.	199,413	10,128
		17,691
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A	11,768	8,440
Class C	10,063	7,022
Yahoo!, Inc. (a)	18,192	578
		16,040
IT Services - 5.3%
First Data Corp.	126,726	1,505
First Data Corp. Class A (a)	18,200	228
IBM Corp.	37,600	4,927
MasterCard, Inc. Class A	56,090	4,875
Paychex, Inc. (c)	118,809	6,106
Unisys Corp. (a)	79,900	861
Visa, Inc. Class A	97,640	7,068
		25,570
Semiconductors & Semiconductor Equipment - 0.5%
Marvell Technology Group Ltd.	18,000	172
Maxim Integrated Products, Inc.	43,800	1,483
Xilinx, Inc.	14,400	680
		2,335
Software - 4.0%
Microsoft Corp.	311,373	15,843
Oracle Corp.	90,684	3,335
		19,178
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	143,078	13,834
EMC Corp.	212,100	5,542
HP, Inc.	4,900	52
Western Digital Corp.	28,300	1,232
		20,660

TOTAL INFORMATION TECHNOLOGY		101,474

MATERIALS - 3.2%
Chemicals - 2.8%
CF Industries Holdings, Inc.	33,800	1,232
E.I. du Pont de Nemours & Co.	26,731	1,627
Johnson Matthey PLC	1,400	50
LyondellBasell Industries NV Class A	18,100	1,452
Monsanto Co.	60,201	5,417
Potash Corp. of Saskatchewan, Inc.	101,400	1,718
Syngenta AG (Switzerland)	4,213	1,687
		13,183
Containers & Packaging - 0.4%
Ball Corp.	5,400	358
International Paper Co.	2,200	79
Packaging Corp. of America	8,200	398
WestRock Co.	35,100	1,185
		2,020

TOTAL MATERIALS		15,203

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc. (c)	92,409	4,688
UTILITIES - 0.8%
Electric Utilities - 0.7%
Exelon Corp.	104,800	3,300
PPL Corp.	5,000	175
		3,475
Multi-Utilities - 0.1%
Sempra Energy	2,100	203

TOTAL UTILITIES		3,678

TOTAL COMMON STOCKS
(Cost $426,923)		469,430

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.3%
HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 1.2%
Alere, Inc. 3.00% (a)	13,954	5,547
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (a)	7,400	647

TOTAL CONVERTIBLE PREFERRED STOCKS		6,194

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	2,679,030	4
TOTAL PREFERRED STOCKS
(Cost $4,534)		6,198
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21	270	212
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 9.5% 4/15/19 (e)	697	692
Peabody Energy Corp. 4.75% 12/15/41	590	1
		693
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19	790	691
TOTAL CONVERTIBLE BONDS
(Cost $2,097)		1,596
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)
(Cost $6,225)	6,224,960	6,225
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $439,779)		483,449
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,136)
NET ASSETS - 100%		$478,313

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
General Electric Co.	5/20/16 - $32.00	1,123	$27	$(20)
JPMorgan Chase & Co.	4/15/16 - $62.50	623	65	(16)
Paychex, Inc.	6/17/16 - $55.00	300	18	(23)
Philip Morris Companies, Inc.	6/17/16 - $95.00	135	20	(19)
Procter & Gamble Co.	4/15/16 - $82.50	295	53	(26)
Target Corp.	4/15/16 - $80.00	247	26	(41)
The Coca-Cola Co.	4/15/16 - $44.00	407	19	(16)
Verizon Communications, Inc.	3/18/16 - $48.00	188	9	(57)
TOTAL WRITTEN OPTIONS			$237	$(218)

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,000 or 0.0% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $16,566,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $692,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	2/14/14	$91

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	11
Total	$12

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$43,178	$43,171	$--	$7
Consumer Staples	37,870	37,870	--	--
Energy	49,893	49,893	--	--
Financials	95,632	95,507	125	--
Health Care	63,022	61,310	1,712	--
Industrials	60,990	60,060	930	--
Information Technology	101,474	99,969	1,505	--
Materials	15,203	13,516	1,687	--
Telecommunication Services	4,688	4,688	--	--
Utilities	3,678	3,678	--	--
Corporate Bonds	1,596	--	1,596	--
Money Market Funds	6,225	6,225	--	--
Total Investments in Securities:	$483,449	$475,887	$7,555	$7
Derivative Instruments:
Liabilities
Written Options	$(218)	$(218)	$--	$--
Total Liabilities	$(218)	$(218)	$--	$--
Total Derivative Instruments:	$(218)	$(218)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $443,115,000. Net unrealized appreciation aggregated $40,334,000, of which $91,518,000 related to appreciated investment securities and $51,184,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016